UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-06384
                                                     ---------------------

                   Nuveen Texas Quality Income Municipal Fund
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kevin J. McCarthy
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: July 31
                                           ------------------

                  Date of reporting period: January 31, 2008
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMI-ANNUAL REPORT
  January 31, 2008

                        Nuveen Investments
                        MUNICIPAL CLOSED-END FUNDS

Photo of: Small child


                                                         NUVEEN ARIZONA
                                                         PREMIUM INCOME
                                                         MUNICIPAL FUND, INC.
                                                         NAZ

                                                         NUVEEN ARIZONA
                                                         DIVIDEND ADVANTAGE
                                                         MUNICIPAL FUND
                                                         NFZ

                                                         NUVEEN ARIZONA
                                                         DIVIDEND ADVANTAGE
                                                         MUNICIPAL FUND 2
                                                         NKR

                                                         NUVEEN ARIZONA
                                                         DIVIDEND ADVANTAGE
                                                         MUNICIPAL FUND 3
                                                         NXE

                                                         NUVEEN TEXAS
                                                         QUALITY INCOME
                                                         MUNICIPAL FUND
                                                         NTX




IT'S NOT WHAT YOU EARN, IT'S WHAT YOU KEEP.(R)

Logo: NUVEEN Investments

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

Chairman's
LETTER TO SHAREHOLDERS

Photo of: Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

Once again, I am pleased to report that over the six-month period covered by this report your Fund continued to provide you with attractive monthly tax-free income. For more details about the management strategy and performance of your Fund, please read the Portfolio Managers' Comments, the Common Share Dividend and Share Price Information, and the Performance Overview sections of this report.

I also wanted to update you on some important news about Nuveen Investments. Since the last shareholder report, a group led by Madison Dearborn Partners, LLC, completed its acquisition of Nuveen Investments. This change in corporate ownership had no impact on the investment objectives, portfolio management strategies or dividend policy of your Fund.

With the recent volatility in the stock and bond markets, many have begun to wonder which way the market is headed, and whether they need to adjust their holdings of investments. No one knows what the future will bring, which is why we think a well-balanced portfolio that is structured and carefully monitored with the help of an investment professional is an important component in achieving your long term financial goals. A well-diversified portfolio may actually help to reduce your overall investment risk, and we believe that investments like your Nuveen Investments Fund can be important building blocks in a portfolio crafted to perform well through a variety of market conditions.

We also are pleased to be able to offer you a choice concerning how you receive your shareholder reports and other Fund information. As an alternative to mailed copies, you can sign up to receive future Fund reports and other Fund information by e-mail and the internet. The inside front cover of this report contains information on how you can sign up.

We are grateful that you have chosen us as a partner as you pursue your financial goals and we look forward to continuing to earn your trust in the months and years ahead. At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board
March 14, 2008

Portfolio Managers' COMMENTS

Nuveen Investments Municipal Closed-End Funds
NAZ, NFZ, NKR, NXE, NTX

Portfolio managers Scott Romans and Daniel Close discuss key investment strategies and the six-month performance of these five Nuveen Funds. Scott, who has been with Nuveen since 2000, has managed the Arizona Funds since 2003. Dan, who joined Nuveen in 2000, assumed portfolio management responsibility for NTX in March 2007.

WHAT KEY STRATEGIES WERE USED TO MANAGE THE ARIZONA AND TEXAS FUNDS DURING THE SIX-MONTH REPORTING PERIOD ENDED JANUARY 31, 2008?

Over the course of this reporting period, we saw the municipal yield curve steepen, as municipal bond interest rates at the short end of the curve declined while longer-term rates were flat to slightly higher. In this environment, our investment strategies continued to focus on finding relative value, as we looked for undervalued sectors and individual credits with the potential to perform well over the long term. Purchases were frequently driven by opportunities to add lower-rated credits, with this period marking the first time in a while that we found these bonds at attractive levels relative to their credit quality. When liquidity issues caused the market to discount lower-quality and higher-yielding bonds, we selectively took advantage of these opportunities to add uninsured, lower-rated credits to the four Arizona Funds, including bonds issued for communities facilities districts (CFD). We believed that the relative newness of this type of credit in the Arizona market, combined with the state's continued growth, made CFD bonds attractive value prospects. In NTX, we also added an AAA rated transportation bond and purchased auction rate municipal bonds at attractive yield levels late in the period. All of these purchases tended to offer longer maturities, which helped to offset the shortening of the Funds' portfolio durations(1) due to bond calls and the natural tendency of bond durations to shorten as time passes.

To help generate cash for purchases and move the durations of the Arizona Funds closer to our strategic range, we selectively sold holdings with shorter durations. Selling shorter duration bonds and reinvesting further out on the yield curve also helped to improve the Funds' overall call protection profiles. The Arizona Funds also found opportunities to sell holdings that were purchased when yields were lower and replace them with similar, newer credits that yielded comparatively more. This process allowed us to maintain the Funds' current portfolio characteristics while strengthening their



(1) Duration is a measure of a bond's price sensitivity as interest rates change, with longer duration bonds displaying more sensitivity to these changes than bonds with shorter durations.



Discussions of specific investments are for illustrative purposes only and are not intended as recommendations of individual investments. The views expressed in this commentary represent those of the portfolio managers as of the date of this report and are subject to change at any time, based on market conditions and other factors. The Funds disclaim any obligation to advise shareholders of such changes.

future income streams. In NTX, where proceeds from bond calls provided adequate cash for purchases, selling was more limited.

We continued to emphasize a disciplined approach to duration management. As part of our duration strategies, we invested in inverse floating rate securities,(2) a type of derivative financial instrument, in all the Funds. Inverse floaters typically provide the dual benefit of lengthening the Funds' durations to be closer to our strategic target and enhancing their income-generation capabilities, albeit while adding risk to the portfolio. During this period, we found it advantageous to terminate some of the inverse floating rate securities in the Arizona Funds and modify our positions using bonds that offered more attractive yields and better structures.

Going into this period, NFZ also used futures contracts, another type of derivative financial instrument. The goal of this strategy was to help us manage NFZ's net asset value (NAV) volatility without having a negative impact on the Fund's income stream or common share dividend over the short term. During this period, we were able to execute trades that accomplished the same goal, and we removed the futures contracts from this Fund.

HOW DID THE FUNDS PERFORM?

Individual results for these Nuveen Arizona and Texas Funds, as well as relevant index and peer group information, are presented in the accompanying table.


Total Returns on Common Share Net Asset Value*
For periods ended 1/31/08

Arizona Funds               Six-Month       1-Year       5-Year      10-Year
NAZ                             2.50%        2.82%        5.35%        4.69%
NFZ                             2.34%        2.07%        5.28%           NA
NKR                             3.41%        3.73%        5.71%           NA
NXE                             2.62%        2.95%        5.81%           NA

Texas Fund
NTX                             2.97%        3.31%        5.88%        5.40%

Lehman Brothers
Municipal
Bond Index(3)                   3.71%        4.93%        4.61%        5.20%

Lipper Other States
Municipal Debt Funds
Average(4)                      2.66%        2.83%        5.63%        5.52%



*Six-month returns are cumulative; returns for one-year, five-year, and ten-year are annualized.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.

(2) An inverse floating rate security is a financial instrument designed to pay long-term tax-exempt interest at a rate that varies inversely with a short-term tax-exempt interest rate index. For the Nuveen Funds, the index typically used is the Securities Industry and Financial Markets (SIFM) Municipal Swap Index (previously referred to as the Bond Market Association Index or BMA). Inverse floaters, including those inverse floating rate securities in which the Funds invested during this reporting period, are further defined within the Notes to Financial Statements and Glossary of Terms Used in This Report sections of this shareholder report.

(3) The Lehman Brothers Municipal Bond Index is an unleveraged, unmanaged national index comprising a broad range of investment-grade municipal bonds. Results for the Lehman index do not reflect any expenses.

(4) The Lipper Other State Municipal Debt Funds Average is calculated using the returns of all closed-end funds in this category for each period as follows: 6 months, 46; 1 year, 46; 5 years, 46; and 10 years, 18. Fund and Lipper returns assume reinvestment of dividends.

For the six months ended January 31, 2008, the cumulative returns on NAV for all five of these state Funds underperformed the return on the national Lehman Brothers Municipal Bond Index. NKR and NTX exceeded the average return for the Lipper Other States Municipal Debt Funds Average, while NXE performed in-line, and NAZ and NFZ trailed the group average. Shareholders should note that the performance of the Lipper Other States Municipal Debt Funds Average represents the overall average of returns for funds from 10 different states with a wide variety of municipal market conditions, making direct comparisons with state-specific funds less meaningful.

Major factors that influenced the Funds' returns included yield curve and duration positioning, financial leverage, sector allocations, credit exposure, the use of derivatives and holdings of bonds backed by certain municipal bond insurers.

During this six-month period, bonds in the Lehman Brothers Municipal Bond Index with maturities between four and eight years, especially those maturing in approximately six to eight years, benefited the most from changes in the interest rate environment. As a result, these bonds generally outperformed credits with longer maturities, with bonds having the longest maturities (22 years and longer) posting poor returns. Although the Funds on the whole were underexposed to the outperforming shorter maturity categories, this was generally offset by weightings in the intermediate part of the curve, which performed well. The performance of NKR was helped by its relatively greater exposure to the two-year to six-year part of the yield curve and lower exposure to bonds with maturities longer than six years. While our strategies during this period included adding some longer bonds to the portfolios, all of the Funds continued to be relatively underweighted in the underperforming longer part of the yield curve. Overall, the Funds' duration and yield curve positioning was a net positive for performance.

Another factor in the six-month performance of these Funds was the use of financial leverage. While leverage can add volatility to a Fund's common share NAV and share price, this strategy can also provide opportunities for additional income and total return for common shareholders. The returns of all five of these Funds were positively impacted by their use of leverage during this reporting period.

Sectors of the market that generally made positive contributions to the Funds' performances included water and sewer, special tax, education and transportation. Pre-refunded bonds, especially those with shorter maturities, performed exceptionally well, and general obligation credits also generally outperformed the market. Among the credit quality groupings, "natural" AAA and AA bonds (i.e., those that were not credit-enhanced by the addition of insurance, etc.) were among the top performers.

On the other hand, bonds that carried any credit risk, regardless of sector, generally tended to perform poorly. Revenue bonds as a whole, and specifically the industrial development and health care sectors that had ranked among the top performers in the Lehman Brothers Municipal Bond Index over the past few years, underperformed the general municipal market. Bonds backed by the 1998 master tobacco settlement agreement also generally posted poor returns, due to the overall lower credit quality of the tobacco sector as well as the ample supply of these bonds.

Lower credit quality bonds also generally underperformed the municipal market as a whole for the first time in several years. The comparatively greater exposure of these Funds to lower-rated bonds tended to be a negative contributor to their performance. As of January 31, 2008, NFZ, NKR and NXE had weightings of bonds rated BBB or lower and non-rated bonds of approximately 19%, 21% and 20%, respectively. By comparison, NAZ and NTX held approximately 9% and 13%, respectively, of their portfolios in lower-rated and non-rated securities.

In addition, some of the inverse floaters used by the Arizona Funds and NTX had a negative impact on performance. This was generally due to the fact that they effectively increased the Funds' exposure to longer maturity bonds during a period when shorter maturities were in favor in the market. However, the inverse floaters also benefited the Funds by helping to support their income streams.

Another factor that had an impact on the performance of the Arizona and Texas Funds was their position in bonds backed by certain municipal insurers. NFZ, NKR, and NXE had small positions (2% to 3%) in bonds insured by ACA Financial Guaranty Corporation (ACA), and all four Arizona Funds had exposure to bonds insured by XL Capital Assurance (XLCA), ranging from approximately 2% in NKR to 4% and 5% in the other three Arizona Funds. All of the Funds in this report also had positions in bonds insured by Financial Guaranty Insurance Company (FGIC), ranging from 5% in NAZ to 10% and 11% in the other Funds. As concern increased about the balance sheets of municipal bond insurers, prices on bonds insured by these three companies declined, detracting from the performance of these Funds. At the same time, NAZ, NKR, and NTX also had modest holdings of bonds backed by Financial Security Assurance (FSA), which held their value well and benefited the Funds through good performance. The holdings of all of our Funds continued to be well diversified not only between insured and uninsured bonds, as well as within the insured bond category.

RECENT DEVELOPMENTS REGARDING BOND INSURANCE COMPANIES

The AAA ratings shown in the Portfolio of Investments reflects the AAA ratings on certain bonds insured by AMBAC, FGIC, XLCA or MBIA as of January 31, 2008. Subsequent to January 31, 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA, the rating for XLCA-insured and FGIC-insured bonds experienced further downgrades such that they no longer carry AAA ratings which had the effect of reducing the ratings of many (if not all) of the bonds insured by those particular insurers. One or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers. It is important to note that municipal bonds historically have had a very low rate of default.

RECENT DEVELOPMENTS IN THE AUCTION RATE PREFERRED MARKETS

Beginning in February 2008, after the close of this reporting period, more shares for sale were submitted in the regularly scheduled auctions for the Municipal Auction Preferred shares issued by these Funds than there were offers to buy. This meant that these auctions "failed to clear," and that many or all Auction Preferred shareholders who wanted to sell their shares in these auctions were unable to do so. This decline in liquidity in Auction Preferred shares did not lower the credit quality of these shares, and that Auctioned Preferred shareholders unable to sell their shares received distributions at the "maximum rate" calculated in accordance with the pre-established terms of the Municipal Auctioned Preferred shares. At the time this report was prepared, the Funds' managers could not predict when future auctions might succeed in attracting sufficient buyers for the shares offered, if ever. The Funds' managers are working diligently to develop mechanisms designed to improve the liquidity of the Municipal Auctioned Preferred shares, or to refund them, but at present there is no assurance that these efforts will succeed. These developments generally do not affect the management or investment policies of these Funds. However, one implication of these auction failures for common shareholders is that the Funds' cost of leverage will be higher than it otherwise would have been had the auctions continued to be successful. As a result, the Funds' future common share earnings may be lower than they otherwise would have been.

For current, up-to-date information please visit the Nuveen CEF Auction Rate Preferred Resource Center, http://www.nuveen.com/ResourceCenter/AuctionRate Preferred.aspx

Common Share
Dividend and Share Price
                 INFORMATION


As noted earlier, these five Funds use financial leverage to potentially enhance opportunities for additional income for common shareholders. The Funds' use of this strategy continued to provide incremental income, although the extent of this benefit was reduced to a degree in some of the Funds by short-term interest rates that remained relatively high during the earlier part of this period. This, in turn, kept the Funds' borrowing costs high. The Funds' income streams were also impacted as the proceeds from older, higher-yielding bonds that matured or were called were reinvested into bonds currently available in the market, which often offered lower yields during this period. The combination of these factors resulted in one monthly common share dividend reduction in NFZ, NKR, and NTX over the six-month period ended January 31, 2008. The common share dividends of NAZ and NXE remained stable throughout this reporting period.

Due to normal portfolio activity, common shareholders of the following Funds also received capital gains distributions at the end of December 2007 as follows:

               Long-Term Capital Gains
                           (per share)
NFZ                            $0.0119
NKR                            $0.0583
NTX                            $0.0559

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's common share NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's common share NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of January 31, 2008, all of the Funds in this report had positive UNII balances, based upon our best estimate, for tax purposes and negative UNII balances for financial statement purposes.

As of January 31, 2008, the Funds' common share prices were trading at discounts to their common share NAVs as shown in the accompanying chart:

                                              Six-Month Average
                             Discount                  Discount
NAZ                            -6.77%                   - 8.41%
NFZ                            -6.84%                   - 7.37%
NKR                            -5.46%                   - 2.48%
NXE                            -5.83%                   - 4.64%
NTX                            -8.26%                   - 8.46%

NAZ
Performance
OVERVIEW

Nuveen Arizona
Premium Income
Municipal Fund, Inc.
                                                          as of January 31, 2008

Pie Chart:
Credit Quality (as a % of total investments(1)
AAA/U.S. Guaranteed              77%
AA                                9%
A                                 5%
BBB                               6%
N/R                               3%

Bar Chart:
2007-2008 Monthly Tax-Free Dividends Per Common Share
Feb                            0.051
Mar                            0.051
Apr                            0.051
May                            0.051
Jun                            0.051
Jul                            0.051
Aug                            0.051
Sep                            0.051
Oct                            0.051
Nov                            0.051
Dec                            0.051
Jan                            0.051

Line Chart:
Common Share Price Performance -- Weekly Closing Price
2/01/07                       14.029
                              14.03
                              14
                              14.01
                              14.1
                              14.1501
                              14.16
                              14.1999
                              14.05
                              14.08
                              14.06
                              14.05
                              14.01
                              13.97
                              14.12
                              14.05
                              14.11
                              13.96
                              13.98
                              13.95
                              14.099
                              14.11
                              14.1101
                              14.14
                              14.18
                              14.1501
                              14.2
                              14.11
                              14.16
                              14.05
                              14.09
                              14.0045
                              14.084
                              14.12
                              14.11
                              14.35
                              14.25
                              14.25
                              14.2201
                              14.34
                              14.34
                              14.34
                              14.32
                              14.24
                              14.4
                              14.35
                              14.39
                              14.39
                              14.31
                              14.33
                              14.35
                              14.22
                              14.19
                              14.15
                              14.25
                              14.34
                              14.25
                              14.24
                              14.23
                              14.23
                              14.26
                              14.21
                              14.16
                              14.15
                              14.23
                              14.15
                              14.2
                              14.2
                              14.11
                              14.14
                              14.1
                              14.06
                              14.05
                              14.09
                              14.09
                              13.93
                              13.83
                              13.79
                              13.81
                              13.76
                              13.78
                              13.71
                              13.69
                              13.73
                              13.69
                              13.69
                              13.74
                              13.75
                              13.65
                              13.5601
                              13.37
                              13.26
                              13.16
                              13.23
                              13.26
                              13.35
                              13.26
                              13.37
                              13.37
                              13.3401
                              13.5
                              13.54
                              13.51
                              13.51
                              13.42
                              13.42
                              13.45
                              13.46
                              13.42
                              13.4
                              13.35
                              13.29
                              13.33
                              13.35
                              13.32
                              13.31
                              13.36
                              13.05
                              13.07
                              13
                              12.9899
                              13.13
                              12.96
                              12.96
                              12.9401
                              13.1
                              13.0701
                              13.0701
                              13.12
                              13.1
                              12.99
                              13.04
                              13
                              13
                              12.95
                              12.85
                              12.67
                              12.4499
                              12.18
                              12.44
                              12.7
                              13
                              12.96
                              12.9599
                              12.9
                              12.9
                              12.81
                              12.8001
                              12.78
                              12.85
                              12.85
                              12.9899
                              13
                              13.15
                              13.3
                              13.3
                              13.2201
                              13.2
                              13.29
                              13.29
                              13.18
                              13.06
                              13.1
                              12.96
                              12.86
                              12.83
                              12.96
                              12.91
                              13
                              13
                              12.8601
                              12.99
                              12.99
                              13.0175
                              12.95
                              13
                              13.09
                              13.01
                              12.91
                              12.9
                              12.81
                              12.7899
                              12.8
                              12.85
                              12.85
                              12.9
                              13.05
                              13.05
                              12.89
                              12.89
                              12.58
                              12.65
                              12.61
                              12.61
                              12.586
                              12.4
                              12.4999
                              12.47
                              12.37
                              12.4
                              12.33
                              12.45
                              12.33
                              12.1
                              12.24
                              12.23
                              12.16
                              12.1701
                              12.03
                              12.15
                              12.12
                              12.2
                              12.32
                              12.44
                              12.56
                              12.58
                              12.59
                              12.55
                              12.49
                              12.388
                              12.44
                              12.39
                              12.23
                              12.14
                              12.18
                              12.18
                              12.1999
                              12.44
                              12.306
                              12.36
                              12.37
                              12.4
                              12.35
                              12.5
                              12.59
                              12.84
                              12.9001
                              12.99
                              13.11
                              13.305
                              13.38
                              13.26
                              13.37
                              13.5
                              13.49
                              13.38
                              13.1
                              13.01
                              12.98
                              12.99
                              13
                              13.07
                              13.12
                              13.04
1/31/08                       13.09

FUND SNAPSHOT
------------------------------------
Common Share Price            $13.09
------------------------------------
Common Share
Net Asset Value               $14.04
------------------------------------
Premium/(Discount) to NAV     -6.77%
------------------------------------
Market Yield                   4.68%
------------------------------------
Taxable-Equivalent Yield2      6.81%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $62,714
------------------------------------
Average Effective
Maturity on Securities (Years) 13.78
------------------------------------
Leverage-Adjusted Duration      9.22
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 11/19/92)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    2.56%         2.50%
------------------------------------
1-Year         -1.62%         2.82%
------------------------------------
5-Year          1.65%         5.35%
------------------------------------
10-Year         3.11%         4.69%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
U.S. Guaranteed                29.5%
------------------------------------
Tax Obligation/Limited         19.0%
------------------------------------
Water and Sewer                14.7%
------------------------------------
Health Care                    11.2%
------------------------------------
Utilities                      10.6%
------------------------------------
Education and Civic
   Organizations                7.8%
------------------------------------
Housing/Single Family           5.1%
------------------------------------
Other                           2.1%
------------------------------------

(1) The percentage of AAA ratings shown in the foregoing chart reflects the AAA ratings on certain bonds insured by AMBAC, FGIC, XLCA or MBIA as of January 31, 2008. As explained earlier in the Portfolio Managers' Comments section of this report, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and XLCA-insured and FGIC-insured bonds experienced further downgrades such that they no longer carry AAA ratings which had the effect of reducing the rating of many (if not all) of the bonds insured by those particular insurers. One or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers, and thereby reduce the percentage of the portfolio rated AAA from the percentage shown in the foregoing chart.

(2) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.3%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

NFZ
Performance
OVERVIEW

Nuveen Arizona
Dividend Advantage
Municipal Fund
                                                          as of January 31, 2008

Pie Chart:
Credit Quality (as a % of total investments(1)
AAA/U.S. Guaranteed              65%
AA                               11%
A                                 5%
BBB                              11%
N/R                               8%

Bar Chart:
2007-2008 Monthly Tax-Free Dividends Per Common Share(3)
Feb                           0.0585
Mar                           0.0585
Apr                           0.0585
May                           0.0585
Jun                           0.0555
Jul                           0.0555
Aug                           0.0555
Sep                           0.0555
Oct                           0.0525
Nov                           0.0525
Dec                           0.0525
Jan                           0.0525

Line Chart:
Common Share Price Performance -- Weekly Closing Price
2/01/07                       15.08
                              14.79
                              14.84
                              14.84
                              14.89
                              14.93
                              14.93
                              14.93
                              14.96
                              14.96
                              15.03
                              15.03
                              14.95
                              14.95
                              14.77
                              14.85
                              14.9
                              14.79
                              14.95
                              15.05
                              15.15
                              15.15
                              15.24
                              15.18
                              14.86
                              14.93
                              14.97
                              15.11
                              14.86
                              14.97
                              14.96
                              14.96
                              14.9
                              14.88
                              14.86
                              14.86
                              14.86
                              14.98
                              15.07
                              14.98
                              14.9501
                              14.9501
                              14.92
                              14.98
                              15.15
                              15.2
                              15.22
                              15.17
                              15.12
                              15.49
                              15.32
                              15.27
                              15.23
                              15.24
                              15.1
                              15.07
                              15.07
                              15.1
                              15.16
                              15.3
                              15.35
                              15.35
                              15.2201
                              15.3
                              15.4
                              15.4
                              15.53
                              15.53
                              15.37
                              15.26
                              15.26
                              15.15
                              15.15
                              15.12
                              15.22
                              15.22
                              15.18
                              15.15
                              15.07
                              15.07
                              15
                              15.13
                              15.247
                              15.247
                              15.18
                              15.28
                              15.1501
                              15.25
                              15.1
                              15.1
                              15.1
                              15.1
                              15.1
                              14.93
                              14.8
                              14.69
                              14.69
                              14.75
                              14.75
                              14.75
                              14.75
                              14.7001
                              14.7001
                              14.75
                              14.75
                              14.75
                              14.69
                              14.69
                              14.8
                              14.78
                              14.83
                              14.83
                              14.91
                              14.21
                              14.21
                              13.98
                              13.96
                              13.84
                              13.84
                              13.78
                              13.75
                              13.55
                              13.45
                              13.4
                              13.2
                              13.3
                              13.35
                              13.68
                              13.74
                              13.75
                              13.74
                              13.65
                              13.67
                              13.67
                              13.59
                              13.55
                              13.43
                              13.4
                              13.38
                              13.38
                              13.1
                              13.26
                              13.36
                              13.21
                              13.46
                              13.5
                              13.23
                              13.23
                              13.28
                              13.28
                              13.42
                              13.51
                              13.63
                              13.73
                              14.23
                              14.16
                              14.16
                              13.97
                              13.94
                              13.74
                              13.71
                              13.71
                              13.61
                              13.63
                              13.61
                              13.5
                              13.53
                              13.34
                              13.42
                              13.42
                              13.55
                              13.44
                              13.4
                              13.59
                              13.59
                              13.54
                              13.4
                              13.46
                              13.47
                              13.47
                              13.34
                              13.34
                              13.27
                              13.31
                              13.31
                              13.57
                              13.43
                              13.5
                              13.45
                              13.3701
                              13.7
                              13.7
                              13.7
                              13.67
                              13.57
                              13.43
                              13.35
                              13.4
                              13.35
                              13.17
                              12.84
                              12.66
                              12.82
                              12.71
                              12.71
                              12.71
                              12.82
                              12.82
                              12.82
                              12.79
                              12.78
                              12.78
                              12.81
                              12.8
                              12.88
                              13.02
                              13.07
                              13.06
                              13.05
                              12.95
                              12.95
                              12.952
                              12.89
                              12.87
                              12.75
                              12.71
                              12.74
                              12.78
                              12.73
                              12.68
                              12.58
                              12.65
                              12.77
                              12.81
                              13.03
                              13.1
                              13.17
                              13.31
                              13.42
                              13.52
                              13.6
                              13.56
                              13.64
                              13.73
                              13.68
                              13.64
                              13.6899
                              13.52
                              13.5801
                              13.5
                              13.55
                              13.59
                              13.61
                              13.51
1/31/08                       13.49

FUND SNAPSHOT
------------------------------------
Common Share Price            $13.49
------------------------------------
Common Share
Net Asset Value               $14.48
------------------------------------
Premium/(Discount) to NAV     -6.84%
------------------------------------
Market Yield                   4.67%
------------------------------------
Taxable-Equivalent Yield2      6.80%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $22,442
------------------------------------
Average Effective
Maturity on Securities (Years) 17.24
------------------------------------
Leverage-Adjusted Duration     10.33
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 1/30/01)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    3.60%         2.34%
------------------------------------
1-Year         -6.11%         2.07%
------------------------------------
5-Year          3.19%         5.28%
------------------------------------
Since
Inception       4.15%         6.12%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         28.6%
------------------------------------
Utilities                      15.1%
------------------------------------
Housing/Single Family          10.9%
------------------------------------
Tax Obligation/General         10.1%
------------------------------------
Health Care                     9.4%
------------------------------------
Water and Sewer                 8.3%
------------------------------------
U.S. Guaranteed                 8.2%
------------------------------------
Education and Civic
   Organizations                5.2%
------------------------------------
Other                           4.2%
------------------------------------

(1) The percentage of AAA ratings shown in the foregoing chart reflects the AAA ratings on certain bonds insured by AMBAC, FGIC, XLCA or MBIA as of January 31, 2008. As explained earlier in the Portfolio Managers' Comments section of this report, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and XLCA-insured and FGIC-insured bonds experienced further downgrades such that they no longer carry AAA ratings which had the effect of reducing the rating of many (if not all) of the bonds insured by those particular insurers. One or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers, and thereby reduce the percentage of the portfolio rated AAA from the percentage shown in the foregoing chart.

(2) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.3%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

(3) The Fund paid shareholders a capital gains distribution in December 2007 of $0.0119 per share.

NKR
Performance
OVERVIEW

Nuveen Arizona
Dividend Advantage
Municipal Fund 2
                                                          as of January 31, 2008


Pie Chart:
Credit Quality (as a % of total investments(1)
AAA/U.S. Guaranteed              67%
AA                                5%
A                                 7%
BBB                              13%
N/R                               8%

Bar Chart:
2007-2008 Monthly Tax-Free Dividends Per Common Share(3)
Feb                           0.0615
Mar                           0.0615
Apr                           0.0615
May                           0.0615
Jun                           0.0615
Jul                           0.0615
Aug                           0.0615
Sep                           0.0615
Oct                           0.0585
Nov                           0.0585
Dec                           0.0585
Jan                           0.0585

Line Chart:
Common Share Price Performance -- Weekly Closing Price
2/01/07                       15.3
                              14.94
                              15.1
                              15.17
                              15.25
                              15.45
                              15.31
                              15.25
                              15.01
                              15.12
                              15.12
                              15.17
                              15.14
                              15.14
                              15.17
                              15.5
                              15.5999
                              15.4
                              15.3
                              15.3
                              15.29
                              15.29
                              15.39
                              15.469
                              15.469
                              15.4645
                              15.5124
                              15.42
                              15.42
                              15.32
                              15.34
                              15.34
                              15.34
                              15.36
                              15.48
                              15.49
                              15.35
                              15.31
                              15.26
                              15.24
                              15.2999
                              15.2999
                              15.23
                              15.27
                              15.3
                              15.32
                              15.21
                              15.66
                              15.83
                              15.79
                              15.65
                              15.35
                              15.5
                              15.571
                              15.61
                              15.75
                              15.75
                              15.4
                              15.89
                              15.89
                              15.87
                              15.75
                              15.75
                              15.88
                              15.89
                              15.96
                              15.96
                              15.96
                              15.84
                              15.9
                              15.9
                              15.94
                              15.8501
                              16.1
                              16.23
                              16.23
                              16.3
                              16.45
                              16.3
                              16.06
                              16.06
                              16.06
                              16.1034
                              16.65
                              16.6
                              16.5
                              16.5
                              16.35
                              15.83
                              15.6
                              15.452
                              15.51
                              15.33
                              15.35
                              15.05
                              15.05
                              14.9025
                              14.9025
                              14.86
                              14.86
                              14.86
                              14.87
                              15
                              15.05
                              15
                              15
                              15.3
                              15.3
                              15.2
                              15.2
                              15.12
                              15.2
                              15.35
                              15.45
                              15.45
                              14.95
                              14.95
                              14.87
                              14.95
                              15.2
                              15.36
                              15.45
                              15.334
                              15.42
                              15.42
                              15.42
                              15.27
                              15.27
                              15.27
                              15.27
                              15.35
                              15.28
                              15.36
                              15.38
                              15.38
                              15.37
                              15.37
                              15.2
                              14.76
                              14.67
                              14.55
                              14.3
                              14.45
                              15.08
                              15.25
                              15.15
                              15.05
                              15.25
                              15.15
                              15.16
                              14.92
                              14.63
                              14.6
                              14.7
                              14.94
                              15.15
                              15.11
                              15.11
                              14.88
                              14.93
                              14.89
                              14.72
                              14.73
                              14.7
                              14.88
                              14.66
                              14.91
                              14.9799
                              15.16
                              15.16
                              15.16
                              14.73
                              14.66
                              14.63
                              14.6
                              14.6
                              14.62
                              14.62
                              14.52
                              14.41
                              14.18
                              14.22
                              14.26
                              14.26
                              14.26
                              14.25
                              14.38
                              14.38
                              14.38
                              14.1801
                              14.2
                              14.26
                              14.26
                              14.26
                              14.29
                              14.27
                              14.16
                              14.15
                              14.14
                              14.07
                              13.9
                              13.82
                              13.8
                              13.69
                              13.604
                              13.7
                              13.66
                              13.65
                              13.61
                              13.64
                              13.7
                              13.8
                              13.67
                              13.67
                              13.77
                              13.75
                              13.81
                              13.84
                              13.98
                              14.08
                              13.9
                              13.82
                              13.57
                              13.2
                              13.31
                              13.26
                              13.24
                              13.19
                              13.21
                              13.48
                              13.41
                              13.42
                              13.43
                              13.5899
                              13.59
                              13.79
                              13.96
                              14.12
                              14.2
                              14.2799
                              14.31
                              14.2
                              14.24
                              14.24
                              14.25
                              14.25
                              14.15
                              14
                              14.22
                              14.14
                              14.1
                              14.08
                              14.0899
                              13.97
1/31/08                       14.03


FUND SNAPSHOT
------------------------------------
Common Share Price            $14.03
------------------------------------
Common Share
Net Asset Value               $14.84
------------------------------------
Premium/(Discount) to NAV     -5.46%
------------------------------------
Market Yield                   5.00%
------------------------------------
Taxable-Equivalent Yield2      7.28%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $36,186
------------------------------------
Average Effective
Maturity on Securities (Years) 15.33
------------------------------------
Leverage-Adjusted Duration      9.14
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/25/02)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   -5.40%         3.41%
------------------------------------
1-Year         -2.39%         3.73%
------------------------------------
5-Year          3.86%         5.71%
------------------------------------
Since
Inception       4.69%         6.52%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         29.8%
------------------------------------
U.S. Guaranteed                16.1%
------------------------------------
Health Care                    13.5%
------------------------------------
Tax Obligation/General         12.2%
------------------------------------
Water and Sewer                 8.7%
------------------------------------
Housing/Single Family           5.1%
------------------------------------
Housing/Multifamily             5.0%
------------------------------------
Other                           9.6%
------------------------------------

(1) The percentage of AAA ratings shown in the foregoing chart reflects the AAA ratings on certain bonds insured by AMBAC, FGIC, XLCA or MBIA as of January 31, 2008. As explained earlier in the Portfolio Managers' Comments section of this report, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and XLCA-insured and FGIC-insured bonds experienced further downgrades such that they no longer carry AAA ratings which had the effect of reducing the rating of many (if not all) of the bonds insured by those particular insurers. One or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers, and thereby reduce the percentage of the portfolio rated AAA from the percentage shown in the foregoing chart.

(2) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.3%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

(3) The Fund paid shareholders a capital gains distribution in December 2007 of $0.0583 per share.

NXE
Performance
OVERVIEW

Nuveen Arizona
Dividend Advantage
Municipal Fund 3
                                                          as of January 31, 2008


Pie Chart:
Credit Quality (as a % of total investments(1)
AAA/U.S. Guaranteed              64%
AA                                9%
A                                 7%
BBB                              12%
N/R                               8%

Bar Chart:
2007-2008 Monthly Tax-Free Dividends Per Common Share
Feb                           0.0565
Mar                           0.0545
Apr                           0.0545
May                           0.0545
Jun                           0.0545
Jul                           0.0545
Aug                           0.0545
Sep                           0.0545
Oct                           0.0545
Nov                           0.0545
Dec                           0.0545
Jan                           0.0545

Line Chart:
Common Share Price Performance -- Weekly Closing Price
2/01/07                       14.25
                              14.1
                              14.3
                              14.28
                              14.4001
                              14.25
                              14.45
                              14.46
                              14.52
                              14.25
                              14.37
                              14.41
                              14.4
                              14.2
                              14.27
                              14.26
                              14.4
                              14.37
                              14.26
                              14.38
                              14.15
                              14.4
                              14.614
                              14.6
                              14.64
                              14.49
                              14.48
                              14.32
                              14.32
                              14.28
                              14.29
                              14.29
                              14.32
                              14.3
                              14.33
                              14.24
                              14.36
                              14.32
                              14.25
                              14.26
                              14.3
                              14.3
                              14.3
                              14.3896
                              14.36
                              14.46
                              14.38
                              14.42
                              14.22
                              14.44
                              14.36
                              14.56
                              14.45
                              14.4
                              14.4714
                              14.6
                              14.6
                              14.59
                              14.5
                              14.49
                              14.49
                              14.44
                              14.51
                              14.5
                              14.51
                              14.51
                              14.65
                              14.54
                              14.53
                              14.5
                              14.48
                              14.35
                              14.48
                              14.75
                              14.91
                              14.53
                              14.53
                              14.53
                              14.31
                              14.3
                              14.39
                              14.2
                              14.4
                              14.42
                              14.22
                              14.22
                              14.53
                              14.53
                              14.45
                              14.55
                              14.21
                              14.11
                              14.02
                              13.92
                              13.88
                              13.98
                              13.82
                              13.9225
                              14.02
                              13.92
                              13.95
                              13.95
                              14.15
                              14
                              14
                              14
                              14.0099
                              14
                              13.982
                              13.95
                              13.88
                              13.88
                              13.89
                              13.75
                              13.91
                              14.03
                              13.62
                              13.63
                              13.62
                              13.58
                              13.53
                              13.48
                              13.4
                              13.5
                              13.4
                              13.4
                              13.44
                              13.52
                              13.7
                              13.41
                              13.41
                              13.45
                              13.49
                              13.43
                              13.43
                              13.2801
                              13.15
                              13.18
                              13.13
                              13.19
                              13.05
                              13
                              13.09
                              13.1301
                              13.38
                              13.38
                              13.28
                              13.25
                              13.25
                              13.33
                              13.15
                              13.17
                              13.18
                              13.33
                              13.35
                              13.59
                              13.8
                              13.76
                              13.55
                              13.51
                              13.55
                              13.5
                              13.3515
                              13.95
                              13.5
                              13.5
                              13.47
                              13.47
                              13.4501
                              13.4501
                              13.43
                              13.75
                              13.81
                              13.71
                              13.65
                              13.61
                              13.63
                              13.6
                              13.5
                              13.73
                              13.5275
                              13.44
                              13.44
                              13.44
                              13.39
                              13.45
                              13.35
                              13.36
                              13.37
                              13.2
                              13.25
                              13.25
                              13.23
                              13.23
                              13.2001
                              13.2
                              13.02
                              13.04
                              13.02
                              13.08
                              13.2
                              13.15
                              13.05
                              13.05
                              12.981
                              12.98
                              13
                              13.0499
                              12.94
                              12.9
                              12.89
                              12.8899
                              12.81
                              12.76
                              12.8401
                              12.882
                              12.8
                              13.04
                              13.44
                              13
                              13.12
                              13.1
                              12.82
                              12.83
                              12.9
                              12.78
                              12.517
                              12.32
                              12.49
                              12.55
                              12.5
                              12.56
                              12.63
                              12.95
                              12.93
                              13.15
                              13.192
                              13.41
                              13.3887
                              13.37
                              13.5
                              13.5501
                              13.6799
                              13.6799
                              13.6101
                              13.55
                              13.5
                              13.54
                              13.556
                              13.38
                              13.36
                              13.3401
                              13.3199
                              13.3284
1/31/08                       13.41


FUND SNAPSHOT
------------------------------------
Common Share Price            $13.41
------------------------------------
Common Share
Net Asset Value               $14.24
------------------------------------
Premium/(Discount) to NAV     -5.83%
------------------------------------
Market Yield                   4.88%
------------------------------------
Taxable-Equivalent Yield2      7.10%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $43,693
------------------------------------
Average Effective
Maturity on Securities (Years) 15.92
------------------------------------
Leverage-Adjusted Duration      8.96
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 9/25/02)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    2.27%         2.62%
------------------------------------
1-Year         -1.29%         2.95%
------------------------------------
5-Year          5.29%         5.81%
------------------------------------
Since
Inception       3.19%         5.12%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         22.4%
------------------------------------
U.S. Guaranteed                18.8%
------------------------------------
Health Care                    15.3%
------------------------------------
Education and Civic
   Organizations                9.9%
------------------------------------
Transportation                  8.7%
------------------------------------
Water and Sewer                 8.4%
------------------------------------
Utilities                       7.8%
------------------------------------
Housing/Single Family           5.0%
------------------------------------
Other                           3.7%
------------------------------------

(1) The percentage of AAA ratings shown in the foregoing chart reflects the AAA ratings on certain bonds insured by AMBAC, FGIC, XLCA or MBIA as of January 31, 2008. As explained earlier in the Portfolio Managers' Comments section of this report, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and XLCA-insured and FGIC-insured bonds experienced further downgrades such that they no longer carry AAA ratings which had the effect of reducing the rating of many (if not all) of the bonds insured by those particular insurers. One or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers, and thereby reduce the percentage of the portfolio rated AAA from the percentage shown in the foregoing chart.

(2) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.3%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

NTX
Performance
OVERVIEW

Nuveen Texas
Quality Income
Municipal Fund
                                                          as of January 31, 2008


Pie Chart:
Credit Quality (as a % of total investments(1)
AAA/U.S. Guaranteed              72%
AA                               12%
A                                 3%
BBB                               9%
BB or Lower                       2%
N/R                               2%

Bar Chart:
2007-2008 Monthly Tax-Free Dividends Per Common Share(3)
Feb                           0.0605
Mar                           0.0605
Apr                           0.0605
May                           0.0605
Jun                           0.0605
Jul                           0.0605
Aug                           0.0605
Sep                           0.0605
Oct                            0.057
Nov                            0.057
Dec                            0.057
Jan                            0.057

Line Chart:
Common Share Price Performance -- Weekly Closing Price
2/01/07                       14.67
                              14.61
                              14.55
                              14.67
                              14.63
                              14.61
                              14.5801
                              14.58
                              14.53
                              14.56
                              14.62
                              14.7
                              14.73
                              14.695
                              14.6
                              14.56
                              14.6
                              14.7
                              14.71
                              14.76
                              14.75
                              14.78
                              14.73
                              14.83
                              14.75
                              14.7
                              14.75
                              14.6899
                              14.71
                              14.67
                              14.6806
                              14.6799
                              14.6901
                              14.74
                              14.73
                              14.72
                              14.72
                              14.76
                              14.7
                              14.66
                              14.64
                              14.64
                              14.66
                              14.69
                              14.69
                              14.697
                              14.76
                              14.7
                              14.55
                              14.5899
                              14.53
                              14.63
                              14.61
                              14.68
                              14.6
                              14.58
                              14.63
                              14.68
                              14.697
                              14.74
                              14.61
                              14.64
                              14.65
                              14.7
                              14.7
                              14.69
                              14.69
                              14.67
                              14.69
                              14.67
                              14.62
                              14.63
                              14.47
                              14.5
                              14.42
                              14.4
                              14.38
                              14.3
                              14.3699
                              14.36
                              14.42
                              14.4
                              14.42
                              14.46
                              14.44
                              14.48
                              14.51
                              14.49
                              14.45
                              14.3
                              14.21
                              14.14
                              14.15
                              14.08
                              14.2
                              14.27
                              14.28
                              14.2588
                              14.3
                              14.2999
                              14.07
                              14.25
                              14.3252
                              14.34
                              14.4
                              14.4
                              14.47
                              14.4899
                              14.33
                              14.5499
                              14.52
                              14.38
                              14.3
                              14.27
                              14.16
                              14.06
                              14
                              13.94
                              13.94
                              13.87
                              13.94
                              13.94
                              13.97
                              13.76
                              13.83
                              13.77
                              13.89
                              13.97
                              14.07
                              14.09
                              14.0401
                              14.07
                              14.09
                              14.1
                              14.1
                              14.09
                              13.97
                              13.79
                              13.58
                              13.72
                              13.65
                              13.65
                              13.7
                              13.75
                              13.82
                              13.8399
                              13.67
                              13.73
                              13.73
                              13.8
                              13.98
                              14.08
                              14.23
                              14.2
                              14.25
                              14.3
                              14.39
                              14.3101
                              14.29
                              14.3
                              14.2399
                              14.13
                              14.18
                              14.06
                              14.01
                              13.85
                              13.76
                              13.7
                              13.74
                              13.74
                              13.71
                              13.66
                              13.7
                              13.6301
                              13.67
                              13.69
                              13.62
                              13.61
                              13.65
                              13.53
                              13.51
                              13.54
                              13.49
                              13.52
                              13.5
                              13.522
                              13.54
                              13.51
                              13.49
                              13.45
                              13.55
                              13.55
                              13.43
                              13.48
                              13.47
                              13.5
                              13.37
                              13.39
                              13.43
                              13.35
                              13.28
                              13.2701
                              13.16
                              13.05
                              13
                              12.9401
                              12.89
                              12.92
                              13
                              13.05
                              12.95
                              12.99
                              13.01
                              13.2
                              13.14
                              13.17
                              13.15
                              13.08
                              13.15
                              13.29
                              13.2901
                              13.15
                              13.16
                              13.2
                              13.2
                              13.15
                              13.08
                              13
                              12.94
                              13.12
                              13.05
                              12.97
                              12.95
                              13.01
                              13.12
                              13.34
                              13.53
                              13.626
                              13.69
                              13.71
                              13.88
                              13.8
                              13.82
                              13.82
                              13.86
                              13.8
                              13.61
                              13.65
                              13.59
                              13.66
                              13.6
                              13.66
                              13.63
                              13.62
1/31/08                       13.67


FUND SNAPSHOT
------------------------------------
Common Share Price            $13.67
------------------------------------
Common Share
Net Asset Value               $14.90
------------------------------------
Premium/(Discount) to NAV     -8.26%
------------------------------------
Market Yield                   5.00%
------------------------------------
Taxable-Equivalent Yield2      6.94%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $141,520
------------------------------------
Average Effective
Maturity on Securities (Years) 15.18
------------------------------------
Leverage-Adjusted Duration      7.97
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 10/17/91)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    1.38%         2.97%
------------------------------------
1-Year         -0.71%         3.31%
------------------------------------
5-Year          4.91%         5.88%
------------------------------------
10-Year         4.77%         5.40%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/General         29.8%
------------------------------------
U.S. Guaranteed                16.0%
------------------------------------
Education and Civic
   Organizations               13.0%
------------------------------------
Health Care                    10.6%
------------------------------------
Water and Sewer                 7.3%
------------------------------------
Utilities                       6.2%
------------------------------------
Transportation                  4.6%
------------------------------------
Other                          12.5%
------------------------------------

(1) The percentage of AAA ratings shown in the foregoing chart reflects the AAA ratings on certain bonds insured by AMBAC, FGIC or MBIA as of January 31, 2008. As explained earlier in the Portfolio Managers' Comments section of this report, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and FGIC-insured bonds experienced further downgrades such that they no longer carry AAA ratings which had the effect of reducing the rating of many (if not all) of the bonds insured by that particular insurer. One or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers, and thereby reduce the percentage of the portfolio rated AAA from the percentage shown in the foregoing chart.

(2) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

(3) The Fund paid shareholders a capital gains distribution in December 2007 of $.0559 per share.

NAZ
NFZ
NKR


Shareholder MEETING REPORT

The annual meeting of shareholders was held in the offices of Nuveen Investments on October 12, 2007.

                                                 NAZ                               NFZ                             NKR
------------------------------------------------------------------------------------------------------------------------------------
TO APPROVE A NEW INVESTMENT MANAGEMENT AGREEMENT
                                       Common and                        Common and                        Common and
                                    MuniPreferred  MuniPreferred      MuniPreferred  MuniPreferred      MuniPreferred  MuniPreferred
                                    shares voting  shares voting      shares voting  shares voting      shares voting  shares voting
                                         together       together           together       together           together       together
                                       as a class     as a class         as a class     as a class         as a class     as a class
====================================================================================================================================
   For                                  2,359,397             --            804,046             --          1,268,611             --
   Against                                 86,685             --             23,304             --             68,673             --
   Abstain                                 76,296             --             28,653             --             37,162             --
   Broker Non-Votes                       723,195             --            227,921             --            405,189             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                3,245,573             --          1,083,924             --          1,779,635             --
====================================================================================================================================
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:
Robert P. Bremner
   For                                  3,114,028             --                 --             --                 --             --
   Withhold                               131,545             --                 --             --                 --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                3,245,573             --                 --             --                 --             --
====================================================================================================================================
Jack B. Evans
   For                                  3,116,125             --                 --             --                 --             --
   Withhold                               129,448             --                 --             --                 --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                3,245,573             --                 --             --                 --             --
====================================================================================================================================
William C. Hunter
   For                                  3,116,125             --                 --             --                 --             --
   Withhold                               129,448             --                 --             --                 --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                3,245,573             --                 --             --                 --             --
====================================================================================================================================
David J. Kundert
   For                                  3,114,028             --                 --             --                 --             --
   Withhold                               131,545             --                 --             --                 --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                3,245,573             --                 --             --                 --             --
====================================================================================================================================
William J. Schneider
   For                                         --            891                 --            358                 --            528
   Withhold                                    --              9                 --             --                 --              6
------------------------------------------------------------------------------------------------------------------------------------
   Total                                       --            900                 --            358                 --            534
====================================================================================================================================
Timothy R. Schwertfeger
   For                                         --            891                 --            358                 --            528
   Withhold                                    --              9                 --             --                 --              6
------------------------------------------------------------------------------------------------------------------------------------
   Total                                       --            900                 --            358                 --            534
====================================================================================================================================
Judith M. Stockdale
   For                                  3,113,569             --          1,048,076             --          1,717,810             --
   Withhold                               132,004             --             35,848             --             61,825             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                3,245,573             --          1,083,924             --          1,779,635             --
====================================================================================================================================
Carole E. Stone
   For                                  3,115,125             --          1,048,076             --          1,719,110             --
   Withhold                               130,448             --             35,848             --             60,525             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                3,245,573             --          1,083,924             --          1,779,635             --
====================================================================================================================================
TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS THE INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM FOR THE CURRENT FISCAL YEAR:
   For                                  3,182,241             --          1,060,764             --          1,734,137             --
   Against                                 29,723             --             10,208             --             17,635             --
   Abstain                                 33,609             --             12,952             --             27,863             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                3,245,573             --          1,083,924             --          1,779,635             --
====================================================================================================================================

NXE
NTX
Shareholder MEETING REPORT (continued)

                                                                                  NXE                               NTX
------------------------------------------------------------------------------------------------------------------------------------
TO APPROVE A NEW INVESTMENT MANAGEMENT AGREEMENT:
                                                                         Common and                        Common and
                                                                      MuniPreferred  MuniPreferred      MuniPreferred  MuniPreferred
                                                                      shares voting  shares voting      shares voting  shares voting
                                                                           together       together           together       together
                                                                         as a class     as a class         as a class     as a class
====================================================================================================================================
   For                                                                    1,617,868             --          4,867,050             --
   Against                                                                   71,718             --            290,420             --
   Abstain                                                                   54,873             --            134,021             --
   Broker Non-Votes                                                         603,984             --          1,444,643             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                  2,348,443             --          6,736,134             --
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:
Robert P. Bremner
   For                                                                           --             --                 --             --
   Withhold                                                                      --             --                 --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                         --             --                 --             --
====================================================================================================================================
Jack B. Evans
   For                                                                           --             --                 --             --
   Withhold                                                                      --             --                 --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                         --             --                 --             --
====================================================================================================================================
William C. Hunter
   For                                                                           --             --                 --             --
   Withhold                                                                      --             --                 --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                         --             --                 --             --
====================================================================================================================================
David J. Kundert
   For                                                                           --             --                 --             --
   Withhold                                                                      --             --                 --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                         --             --                 --             --
====================================================================================================================================
William J. Schneider
   For                                                                           --            852                 --          1,874
   Withhold                                                                      --             --                 --              1
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                         --            852                 --          1,875
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                                           --            852                 --          1,874
   Withhold                                                                      --             --                 --              1
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                         --            852                 --          1,875
====================================================================================================================================
Judith M. Stockdale
   For                                                                    2,267,259             --          6,517,421             --
   Withhold                                                                  81,184             --            218,713             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                  2,348,443             --          6,736,134             --
====================================================================================================================================
Carole E. Stone
   For                                                                    2,259,593             --          6,514,680             --
   Withhold                                                                  88,850             --            221,454             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                  2,348,443             --          6,736,134             --
====================================================================================================================================
TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS THE INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM FOR THE CURRENT FISCAL YEAR:
   For                                                                    2,278,843             --          6,556,704             --
   Against                                                                   34,234             --            118,723             --
   Abstain                                                                   35,366             --             60,707             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                  2,348,443             --          6,736,134             --
====================================================================================================================================

NAZ
Nuveen Arizona Premium Income Municipal Fund, Inc.
Portfolio of INVESTMENTS
                                                    January 31, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 1.3% (0.9% OF TOTAL INVESTMENTS)

$         870   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB     $      845,336
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 11.8% (7.8% OF TOTAL INVESTMENTS)

       2,500    Arizona Higher Education Loan Authority, Student Loan Revenue         9/08 at 100.00         AAA          2,500,000
                 Bonds, Series 2007B, 5.800%,11/01/41

        1,000   Arizona State University, System Revenue Bonds, Series 2002,          7/12 at 100.00         Aaa          1,027,770
                 5.000%, 7/01/25 - FGIC Insured

                Arizona State University, System Revenue Bonds, Series 2005:
        1,455    5.000%, 7/01/20 - AMBAC Insured                                      7/15 at 100.00         AAA          1,549,459
          750    5.000%, 7/01/21 - AMBAC Insured                                      7/15 at 100.00         AAA            794,243

        1,500   Tempe Industrial Development Authority, Arizona, Lease Revenue        7/13 at 100.00         AAA          1,526,985
                 Bonds, Arizona State University Foundation Project, Series 2003,
                 5.000%, 7/01/34 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
        7,205   Total Education and Civic Organizations                                                                   7,398,457
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 17.1% (11.2% OF TOTAL INVESTMENTS)

        1,430   Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner   1/17 at 100.00         AA-          1,451,007
                 Health Systems, Series 2007A, 5.000%, 1/01/25

          675   Glendale Industrial Development Authority, Arizona, Revenue          12/15 at 100.00         BBB            629,012
                 Bonds, John C. Lincoln Health Network, Series 2005B,
                 5.000%, 12/01/37

        1,110   Glendale Industrial Development Authority, Arizona, Revenue          12/17 at 100.00         BBB          1,015,617
                 Bonds, John C. Lincoln Health Network, Series 2007,
                 5.000%, 12/01/42

          550   Maricopa County Industrial Development Authority, Arizona,            5/16 at 100.00          AA            553,113
                 Health Facilities Revenue Bonds, Mayo Clinic, Series 2006,
                 5.000%, 11/15/36

       2,150    Maricopa County Industrial Development Authority, Arizona,            7/14 at 100.00           A         2,247,653
                 Health Facility Revenue Bonds, Catholic Healthcare West,
                 Series 2004A, 5.375%, 7/01/23 (UB)

        2,800   Maricopa County Industrial Development Authority, Arizona,            7/17 at 100.00           A         2,843,541
                 Health Facility Revenue Bonds, Catholic Healthcare West ,
                 Series 2007A, 5.250%, 7/01/32 (UB)

          385   Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health          4/15 at 100.00        Baa1            398,687
                 Corporation, Series 2005, 5.000%, 4/01/16

          515   Puerto Rico Industrial, Tourist, Educational, Medical and            11/10 at 101.00         Aa1            566,593
                 Environmental Control Facilities Financing Authority, Hospital
                 Revenue Bonds, Hospital de la Concepcion, Series 2000A,
                 6.375%, 11/15/15

        1,055   Winslow Industrial Development Authority, Arizona, Hospital           6/08 at 101.00         N/R            974,124
                 Revenue Bonds, Winslow Memorial Hospital, Series 1998,
                 5.500%, 6/01/22

------------------------------------------------------------------------------------------------------------------------------------
       10,670   Total Health Care                                                                                        10,679,347
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 1.5% (1.0% OF TOTAL INVESTMENTS)

          400   Phoenix Industrial Development Authority, Arizona, GNMA               6/11 at 102.00         Aaa            410,776
                 Collateralized Multifamily Housing Revenue Bonds, Campaigne
                 Place on Jackson, Series 2001, 5.700%, 6/20/31 (Alternative
                 Minimum Tax)

          530   Phoenix Industrial Development Authority, Arizona, GNMA               4/15 at 100.00         Aaa            509,033
                 Collateralized Multifamily Housing Revenue Bonds, Park Lee
                 Apartments, Series 2004A, 5.050%, 10/20/44
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
          930   Total Housing/Multifamily                                                                                   919,809
------------------------------------------------------------------------------------------------------------------------------------


                                       19

NAZ
Nuveen Arizona Premium Income Municipal Fund, Inc. (continued)
Portfolio of INVESTMENTS January 31, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 7.8% (5.1% OF TOTAL INVESTMENTS)

$       1,690   The Industrial Development Authority of The City of Tucson,           1/17 at 103.00         Aaa     $    1,758,327
                 Arizona, Tax-Exempt Single Family Mortgage Revenue Bonds,
                 Series 2007A-1, 5.100%, 7/01/38

        3,010   Tucson and Pima County Industrial Development Authority,              6/17 at 101.00         Aaa          3,106,019
                 Arizona, Single Family Mortgage Revenue Bonds, Series 2007B,
                 5.350%, 6/01/47 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        4,700   Total Housing/Single Family                                                                               4,864,346
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 0.5% (0.2% OF TOTAL INVESTMENTS)

          330   Puerto Rico, General Obligation and Public Improvement Bonds,         7/11 at 100.00        BBB-            331,515
                 Series 2001A, 5.375%, 7/01/28
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 28.8% (19.0% OF TOTAL INVESTMENTS)

          775   Bullhead City, Arizona, Special Assessment Bonds, Parkway             7/08 at 100.00        Baa2            781,417
                 District Improvements, Series 1993, 6.100%, 1/01/09

          445   Estrella Mountain Ranch Community Facilities District, Goodyear,      7/10 at 102.00         N/R            471,295
                 Arizona, Special Assessment Lien Bonds, Series 2001A,
                 7.875%, 7/01/25

        1,280   Greater Arizona Development Authority, Infrastructure Revenue         8/16 at 100.00         AAA          1,345,562
                 Bonds, Series 2006-1, 5.000%, 8/01/22 - MBIA Insured

          740   Greater Arizona Development Authority, Infrastructure Revenue         8/16 at 100.00         AAA            774,144
                 Bonds, Series 2006A, 5.000%, 8/01/23 - MBIA Insured

          575   Marana Municipal Property Corporation, Arizona, Revenue Bonds,        7/13 at 100.00         AAA            589,916
                 Series 2003, 5.000%, 7/01/28 - AMBAC Insured

        1,110   Marana, Arizona, Tangerine Farms Road Improvement District            7/16 at 100.00        Baa1          1,051,514
                 Revenue Bonds, Series 2006, 4.600%, 1/01/26

        3,400   Maricopa County Stadium District, Arizona, Revenue Refunding          6/12 at 100.00         Aaa          3,678,968
                 Bonds, Series 2002, 5.375%, 6/01/18 - AMBAC Insured

        3,400   Mesa, Arizona, Street and Highway User Tax Revenue Bonds,             7/15 at 100.00         AAA          3,577,207
                 Series 2005, 5.000%, 7/01/24 - FSA Insured

        1,200   Prescott Valley Municipal Property Corporation, Arizona,              1/13 at 100.00         Aaa          1,220,064
                 Municipal Facilities Revenue Bonds, Series 2003,
                 5.000%, 1/01/27 - FGIC Insured

        1,000   Puerto Rico Public Buildings Authority, Guaranteed Government         7/12 at 100.00        BBB-          1,002,300
                 Facilities Revenue Refunding Bonds, Series 2002D,
                 5.125%, 7/01/24

        1,610   San Luis Civic Improvement Corporation, Arizona, Municipal            7/15 at 100.00         AAA          1,623,331
                 Facilities Excise Tax Revenue Bonds, Series 2005,
                 5.000%, 7/01/25 - XLCA Insured

        1,350   Tempe, Arizona, Excise Tax Revenue Bonds, Series 2004,                7/14 at 100.00         AAA          1,460,417
                 5.250%, 7/01/20 - AMBAC Insured

          500   Tucson, Arizona, Certificates of Participation, Series 2000,          7/08 at 100.00         AAA            505,330
                 5.700%, 7/01/20 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       17,385   Total Tax Obligation/Limited                                                                             18,081,465
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 44.8% (29.5% OF TOTAL INVESTMENTS) (4)

          800   Arizona Health Facilities Authority, Hospital Revenue Bonds,          7/10 at 101.00       A (4)            886,128
                 Catholic Healthcare West, Series 1999A, 6.625%, 7/01/20
                 (Pre-refunded 7/01/10)

        1,000   Arizona Health Facilities Authority, Hospital System Revenue         12/10 at 102.00     BBB (4)          1,140,590
                 Bonds, John C. Lincoln Health Network, Series 2000,
                 7.000%, 12/01/25 (Pre-refunded 12/01/10)

        1,000   Arizona State University, Certificates of Participation,              7/12 at 100.00         AAA          1,112,630
                 Series 2002, 5.375%, 7/01/19 (Pre-refunded 7/01/12) -
                 MBIA Insured

                Arizona Tourism and Sports Authority, Tax Revenue Bonds,
                Multipurpose Stadium Facility Project, Series 2003A:
          500    5.375%, 7/01/20 (Pre-refunded 7/01/13) - MBIA Insured                7/13 at 100.00         Aaa            566,295
        1,000    5.375%, 7/01/21 (Pre-refunded 7/01/13) - MBIA Insured                7/13 at 100.00         Aaa          1,132,590

        1,250   Glendale Industrial Development Authority, Arizona, Revenue           5/11 at 101.00      A- (4)          1,393,238
                 Bonds, Midwestern University, Series 2001A, 5.875%, 5/15/31
                 (Pre-refunded 5/15/11)


                                       20

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (4) (continued)

$       1,250   Maricopa County Industrial Development Authority, Arizona,              No Opt. Call         AAA     $    1,550,975
                 Hospital Revenue Refunding Bonds, Samaritan Health Services,
                 Series 1990A, 7.000%, 12/01/16 - MBIA Insured (ETM)

        1,525   Maricopa County Union High School District 210, Phoenix,              7/14 at 100.00         AAA          1,712,667
                 Arizona, General Obligation Bonds, Series 2004A,
                 5.000%, 7/01/21 (Pre-refunded 7/01/14) - FSA Insured

        3,000   Mesa Industrial Development Authority, Arizona, Revenue Bonds,        1/10 at 101.00         AAA          3,211,350
                 Discovery Health System, Series 1999A, 5.750%, 1/01/25
                 (Pre-refunded 1/01/10) - MBIA Insured

        1,050   Northern Arizona University, System Revenue Bonds, Series 2002,       6/12 at 100.00         Aaa          1,151,157
                 5.000%, 6/01/34 (Pre-refunded 6/01/12) - FGIC Insured

        2,000   Phoenix Civic Improvement Corporation, Arizona, Junior Lien           7/10 at 101.00         Aaa          2,191,120
                 Wastewater System Revenue Bonds, Series 2000,
                 6.000%, 7/01/24 (Pre-refunded 7/01/10) - FGIC Insured

        2,000   Phoenix Civic Improvement Corporation, Arizona, Subordinate           7/13 at 100.00         AAA          2,229,780
                 Lien Excise Tax Revenue Bonds, Series 2003A,
                 5.000%, 7/01/21 (Pre-refunded 7/01/13) - MBIA Insured

                Phoenix Industrial Development Authority, Arizona, Government
                Office Lease Revenue Bonds, Capitol Mall LLC, Series 2000:
          700    5.375%, 9/15/22 (Pre-refunded 9/15/10) - AMBAC Insured               9/10 at 100.00         AAA            753,858
        2,000    5.500%, 9/15/27 (Pre-refunded 9/15/10) - AMBAC Insured               9/10 at 100.00         AAA          2,160,200

        1,000   Puerto Rico Highway and Transportation Authority, Highway             7/10 at 101.00    BBB+ (4)          1,105,990
                 Revenue Bonds, Series 2000B, 6.500%, 7/01/27
                 (Pre-refunded 7/01/10)

        1,500   Scottsdale Industrial Development Authority, Arizona, Hospital       12/11 at 101.00      A3 (4)          1,689,045
                 Revenue Bonds, Scottsdale Healthcare, Series 2001,
                 5.800%, 12/01/31 (Pre-refunded 12/01/11)

        3,215   Tucson Industrial Development Authority, Arizona, Senior Living       7/10 at 101.00      AA (4)          3,491,682
                 Facilities Revenue Bonds, Christian Care Project, Series 2000A,
                 5.625%, 7/01/20 (Pre-refunded 7/01/10) - RAAI Insured

          600   Tucson, Arizona, Junior Lien Street and Highway User Revenue          7/10 at 100.00         Aaa            637,638
                 Bonds, Series 2000E, 5.000%, 7/01/18 (Pre-refunded 7/01/10) -
                 FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       25,390   Total U.S. Guaranteed                                                                                    28,116,933
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 16.0% (10.6% OF TOTAL INVESTMENTS)

        1,000   Arizona Power Authority, Special Obligation Power Resource              No Opt. Call          AA          1,136,890
                 Revenue Refunding Crossover Bonds, Hoover Project,
                 Series 2001, 5.250%, 10/01/15

          465   Pima County Industrial Development Authority, Arizona, Lease          7/08 at 100.00         Aaa            480,117
                 Obligation Revenue Refunding Bonds, Tucson Electric Power
                 Company, Series 1988A, 7.250%, 7/15/10 - FSA Insured

        2,170   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/15 at 100.00         AAA          2,196,062
                 Series 2005RR, 5.000%, 7/01/27 - XLCA Insured

          530   Salt River Project Agricultural Improvement and Power District,       1/13 at 100.00         Aa1            558,991
                 Arizona, Electric System Revenue Bonds, Series 2002B,
                 5.000%, 1/01/22

                Salt River Project Agricultural Improvement and Power District,
                Arizona, Electric System Revenue Refunding Bonds, Series 2002A:
        2,000    5.125%, 1/01/27                                                      1/12 at 101.00         Aa1          2,115,560
        1,000    5.000%, 1/01/31                                                      1/12 at 101.00         Aa1          1,034,140

                Salt Verde Financial Corporation, Arizona, Senior GAs Revenue
                Drivers Trust 2267, Series 2007:
        1,505    13.759%, 12/01/29 (IF)                                                 No Opt. Call         AA-          1,508,281
        1,095    11.056%, 12/01/37 (IF)                                                 No Opt. Call         AA-          1,028,008

------------------------------------------------------------------------------------------------------------------------------------
        9,765   Total Utilities                                                                                          10,058,049
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 22.3% (14.7% OF TOTAL INVESTMENTS)

        1,005   Cottonwood, Arizona, Senior Lien Water System Revenue Bonds,          7/14 at 100.00         AAA          1,023,170
                 Municipal Property Corporation, Series 2004, 5.000%, 7/01/24 -
                 XLCA Insured

        3,500   Glendale, Arizona, Water and Sewer Revenue Bonds, Subordinate         7/13 at 100.00         AAA          3,583,159
                 Lien, Series 2003, 5.000%, 7/01/28 - AMBAC Insured


                                       21

NAZ
Nuveen Arizona Premium Income Municipal Fund, Inc. (continued)
Portfolio of INVESTMENTS January 31, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$         600   Oro Valley Municipal Property Corporation, Arizona, Senior Lien       7/13 at 100.00         AAA     $      626,862
                 Water Revenue Bonds, Series 2003, 5.000%, 7/01/23 -
                 MBIA Insured

        1,000   Phoenix Civic Improvement Corporation, Arizona, Junior Lien           7/14 at 100.00         AAA          1,042,560
                 Wastewater System Revenue Bonds, Series 2004,
                 5.000%, 7/01/24 - MBIA Insured

        1,500   Phoenix Civic Improvement Corporation, Arizona, Junior Lien           7/12 at 100.00         Aaa          1,535,715
                 Water System Revenue Bonds, Series 2002, 5.000%, 7/01/26 -
                 FGIC Insured

        3,295   Phoenix Civic Improvement Corporation, Arizona, Junior Lien           7/15 at 100.00         AAA          3,481,793
                 Water System Revenue Bonds, Series 2005, 5.000%, 7/01/23 -
                 MBIA Insured

        1,250   Phoenix Civic Improvement Corporation, Arizona, Junior Lien             No Opt. Call         Aaa          1,436,150
                 Water System Revenue Refunding Bonds, Series 2001,
                 5.500%, 7/01/21 - FGIC Insured

                Surprise Municipal Property Corporation, Arizona, Wastewater
                System Revenue Bonds, Series 2007:
          600    4.700%, 4/01/22                                                      4/14 at 100.00         N/R            593,238
          695    4.900%, 4/01/32                                                      4/17 at 100.00         N/R            650,666
------------------------------------------------------------------------------------------------------------------------------------
       13,445   Total Water and Sewer                                                                                    13,973,313
------------------------------------------------------------------------------------------------------------------------------------
$      90,690   Total Investments (cost $91,791,608) - 151.9%                                                            95,268,570
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (5.3)%                                                                       (3,300,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.2%                                                                        745,662
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (47.8)% (5)                                                    (30,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $  62,714,232
                ====================================================================================================================

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

                    The AAA ratings shown in the Portfolio of Investments reflect the AAA ratings on certain bonds insured by AMBAC, FGIC, XLCA or MBIA as of January 31, 2008. Subsequent to January 31, 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and XLCA-insured and FGIC-insured bonds experienced further downgrades such that they no longer carry AAA ratings which had the effect of reducing the rating of many (if not all) of the bonds insured by those particular insurers. One or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.

               (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

               (5) Preferred Shares, at Liquidation Value as a percentage of total investments is (31.5)%.

               N/R  Not rated.

             (ETM)  Escrowed to maturity.

              (IF)  Inverse floating rate investment.

              (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

NFZ
Nuveen Arizona Dividend Advantage Municipal Fund
Portfolio of INVESTMENTS
                                                    January 31, 2008 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 8.3% (5.2% OF TOTAL INVESTMENTS)

$         280   Arizona Higher Education Loan Authority, Student Loan Revenue         9/08 at 100.00         AAA    $       280,000
                 Bonds, Series 2007B, 5.800%,11/01/41

        1,000   Puerto Rico Industrial, Tourist, Educational, Medical and             2/09 at 101.00        BBB-            971,820
                 Environmental Control Facilities Financing Authority, Higher
                 Education Revenue Bonds, Ana G. Mendez University System,
                 Series 1999, 5.375%, 2/01/29

          300   Puerto Rico Industrial, Tourist, Educational, Medical and             9/11 at 100.00         BBB            305,322
                 Environmental Control Facilities Financing Authority, Higher
                 Education Revenue Bonds, University of the Sacred Heart, Series
                 2001, 5.250%, 9/01/21

          305   Tucson Industrial Development Authority, Arizona, Charter School      9/14 at 100.00        BBB-            307,772
                 Revenue Bonds, Arizona Agribusiness and Equine Center
                 Charter School, Series 2004A, 6.125%, 9/01/34

------------------------------------------------------------------------------------------------------------------------------------
        1,885   Total Education and Civic Organizations                                                                   1,864,914
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 14.9% (9.4% OF TOTAL INVESTMENTS)

          565   Arizona Health Facilities Authority, Hospital Revenue Bonds,          1/17 at 100.00         AA-            573,300
                 Banner Health Systems, Series 2007A, 5.000%, 1/01/25

           10   California Health Facilities Financing Authority, Health Facility     3/13 at 100.00           A             10,006
                 Revenue Bonds, Adventist Health System/West, Series 2003A,
                 5.000%, 3/01/28

          250   Glendale Industrial Development Authority, Arizona, Revenue          12/15 at 100.00         BBB            232,968
                 Bonds, John C. Lincoln Health Network, Series 2005B,
                 5.000%, 12/01/37

          415   Glendale Industrial Development Authority, Arizona, Revenue          12/17 at 100.00         BBB            379,713
                 Bonds, John C. Lincoln Health Network, Series 2007,
                 5.000%, 12/01/42

          200   Maricopa County Industrial Development Authority, Arizona, Health     5/16 at 100.00          AA            201,132
                 Facilities Revenue Bonds, Mayo Clinic, Series 2006,
                 5.000%, 11/15/36

          750   Maricopa County Industrial Development Authority, Arizona, Health     7/14 at 100.00           A            784,065
                 Facility Revenue Bonds, Catholic Healthcare West, Series 2004A,
                 5.375%, 7/01/23 (UB)

        1,025   Maricopa County Industrial Development Authority, Arizona, Health     7/17 at 100.00           A          1,040,939
                 Facility Revenue Bonds, Catholic Healthcare West , Series 2007A,
                 5.250%, 7/01/32 (UB)

          140   Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health          4/15 at 100.00        Baa1            144,977
                 Corporation, Series 2005, 5.000%, 4/01/16

------------------------------------------------------------------------------------------------------------------------------------
        3,355   Total Health Care                                                                                         3,367,100
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 6.7% (4.2% OF TOTAL INVESTMENTS)

        1,000   Maricopa County Industrial Development Authority, Arizona,            7/09 at 102.00         Aaa          1,025,340
                 Multifamily Housing Revenue Bonds, Whispering Palms
                 Apartments, Series 1999A, 5.900%, 7/01/29 - MBIA Insured

          275   Phoenix Industrial Development Authority, Arizona, GNMA               6/11 at 102.00         Aaa            282,409
                 Collateralized Multifamily Housing Revenue Bonds, Campaigne
                 Place on Jackson, Series 2001, 5.700%, 6/20/31 (Alternative
                 Minimum Tax)

          205   Phoenix Industrial Development Authority, Arizona, GNMA               4/15 at 100.00         Aaa            196,890
                 Collateralized Multifamily Housing Revenue Bonds, Park Lee
                 Apartments, Series 2004A, 5.050%, 10/20/44
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        1,480   Total Housing/Multifamily                                                                                 1,504,639
------------------------------------------------------------------------------------------------------------------------------------


                                       23

NFZ
Nuveen Arizona Dividend Advantage Municipal Fund (continued)
Portfolio of INVESTMENTS January 31, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 17.4% (10.9% OF TOTAL INVESTMENTS)

$           5   Pima County Industrial Development Authority, Arizona,               11/10 at 101.00         AAA     $        5,189
                 FNMA/GNMA Single Family Mortgage Revenue Bonds,
                 Series 2001A-4, 5.050%, 5/01/17

        1,995   The Industrial Development Authority of The City of Tucson,           7/16 at 103.00         Aaa          2,115,478
                 Arizona, Tax-Exempt Single Family Mortgage Revenue Bonds,
                 Series 2006A-1, 5.350%, 1/01/38 (Alternative Minimum Tax)

          635   The Industrial Development Authority of The City of Tucson,           1/17 at 103.00         Aaa            660,673
                 Arizona, Tax-Exempt Single Family Mortgage Revenue Bonds,
                 Series 2007A-1, 5.100%, 7/01/38

        1,085   Tucson and Pima County Industrial Development Authority,              6/17 at 101.00         Aaa          1,119,612
                 Arizona, Single Family Mortgage Revenue Bonds, Series 2007B,
                 5.350%, 6/01/47 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        3,720   Total Housing/Single Family                                                                               3,900,952
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 16.0% (10.1% OF TOTAL INVESTMENTS)

        1,000   Maricopa County Unified School District 11, Peoria, Arizona,          7/15 at 100.00         Aaa          1,078,100
                 General Obligation Bonds, Second Series 2005,
                 5.000%, 7/01/20 - FGIC Insured

        2,340   Yuma & La Paz Counties Community College District, Arizona,           7/16 at 100.00         AAA          2,521,347
                 General Obligation Bonds, Series 2006, 5.000%, 7/01/21 -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        3,340   Total Tax Obligation/General                                                                              3,599,447
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 45.6% (28.6% OF TOTAL INVESTMENTS)

        1,220   Arizona Tourism and Sports Authority, Tax Revenue Bonds,              7/13 at 100.00         Aaa          1,241,069
                 Multipurpose Stadium Facility Project, Series 2003A,
                 5.000%, 7/01/31 - MBIA Insured

           96   Centerra Community Facilities District, Goodyear, Arizona,            7/15 at 100.00         N/R             89,645
                 General Obligation Bonds, Series 2005, 5.500%, 7/15/29

          210   Estrella Mountain Ranch Community Facilities District, Arizona,       1/17 at 100.00         N/R            201,218
                 Special Assessment Bonds, Montecito Assessment District,
                 Series 2007, 5.700%, 7/01/27

          173   Estrella Mountain Ranch Community Facilities District, Goodyear,      7/10 at 102.00         N/R            183,223
                 Arizona, Special Assessment Lien Bonds, Series 2001A,
                 7.875%, 7/01/25

        1,000   Greater Arizona Development Authority, Infrastructure Revenue         8/16 at 100.00         AAA          1,051,220
                 Bonds, Series 2006-1, 5.000%, 8/01/22 - MBIA Insured

          275   Greater Arizona Development Authority, Infrastructure Revenue         8/16 at 100.00         AAA            287,689
                 Bonds, Series 2006A, 5.000%, 8/01/23 - MBIA Insured

        1,180   Marana Municipal Property Corporation, Arizona, Revenue Bonds,        7/13 at 100.00         AAA          1,227,530
                 Series 2003, 5.000%, 7/01/23 - AMBAC Insured

          415   Marana, Arizona, Tangerine Farms Road Improvement District            7/16 at 100.00        Baa1            393,134
                 Revenue Bonds, Series 2006, 4.600%, 1/01/26

          150   Marley Park Community Facilities District, City of Surprise,          7/17 at 100.00         N/R            149,297
                 Arizona, Limited Tax General Obligation Bonds, Series 2007,
                 6.100%, 7/15/32

          330   Palm Valley Community Facility District 3, Goodyear, Arizona,         7/16 at 100.00         N/R            333,732
                 General Obligation Bonds, Series 2006, 5.300%, 7/15/31

          225   Palm Valley Community Facility District 3, Goodyear, Arizona,         7/17 at 100.00         N/R            216,610
                 Limited Tax General Obligation Bonds, Series 2007,
                 5.800%, 7/15/32

          100   Parkway Community Facilities District 1, Prescott Valley,             7/16 at 100.00         N/R             90,648
                 Arizona, General Obligation Bonds, Series 2006,
                 5.350%, 7/15/31

          900   Phoenix Industrial Development Authority, Arizona, Government         3/12 at 100.00         AAA            974,817
                 Bonds, Capitol Mall LLC II, Series 2001, 5.250%, 9/15/16 -
                 AMBAC Insured

          680   Pinal County Industrial Development Authority, Arizona,                 No Opt. Call        BBB-            676,342
                 Correctional Facilities Contract Revenue Bonds, Florence
                 West Prison LLC, Series 2002A, 5.000%, 10/01/18 -
                 ACA Insured

          600   San Luis Civic Improvement Corporation, Arizona, Municipal            7/15 at 100.00         AAA            604,968
                 Facilities Excise Tax Revenue Bonds, Series 2005,
                 5.000%, 7/01/25 - XLCA Insured


                                       24

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$         350   Tartesso West Community Facility District, Buckeye, Arizona,          7/17 at 100.00         N/R     $      341,369
                 Limited Tax General Obligation Bonds, Series 2007,
                 5.900%, 7/15/32

        1,000   Tempe, Arizona, Excise Tax Revenue Bonds, Series 2004,                7/14 at 100.00         AAA          1,081,790
                 5.250%, 7/01/20 - AMBAC Insured

          500   Vistancia Community Facilities District, Arizona, Restricted          7/15 at 100.00        Baa1            520,405
                 General Obligation Bonds, Series 2005, 5.750%, 7/15/24

          355   Watson Road Community Facilities District, Arizona, Special           7/16 at 100.00         N/R            353,030
                 Assessment Revenue Bonds, Series 2005, 6.000%, 7/01/30

          225   Westpark Community Facilities District, Buckeye, Arizona,             7/16 at 100.00         N/R            203,767
                 General Obligation Tax Increment Bonds Series 2006,
                 5.250%, 7/15/31

------------------------------------------------------------------------------------------------------------------------------------
        9,984   Total Tax Obligation/Limited                                                                             10,221,503
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 13.1% (8.2% OF TOTAL INVESTMENTS) (4)

          365   Arizona Health Facilities Authority, Hospital Revenue Bonds,          7/10 at 101.00       A (4)            404,296
                 Catholic Healthcare West, Series 1999A, 6.625%, 7/01/20
                 (Pre-refunded 7/01/10)

        1,000   Arizona Tourism and Sports Authority, Tax Revenue Bonds,              7/13 at 100.00         Aaa          1,132,590
                 Multipurpose Stadium Facility Project, Series 2003A,
                 5.375%, 7/01/21 (Pre-refunded 7/01/13) - MBIA Insured

          240   Maricopa County Union High School District 210 Phoenix,               7/16 at 100.00         AAA            272,882
                 Arizona, General Obligation Bonds, Series 2006C,
                 5.000%, 7/01/24 (Pre-refunded 7/01/16) - MBIA Insured

        1,000   Scottsdale Industrial Development Authority, Arizona, Hospital       12/11 at 101.00      A3 (4)          1,126,030
                 Revenue Bonds, Scottsdale Healthcare, Series 2001,
                 5.800%, 12/01/31 (Pre-refunded 12/01/11)

------------------------------------------------------------------------------------------------------------------------------------
        2,605   Total U.S. Guaranteed                                                                                     2,935,798
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 24.1% (15.1% OF TOTAL INVESTMENTS)

        1,500   Arizona Power Authority, Special Obligation Power Resource              No Opt. Call          AA          1,716,015
                 Revenue Refunding Crossover Bonds, Hoover Project,
                 Series 2001, 5.250%, 10/01/17

        1,000   Mesa, Arizona, Utility System Revenue Refunding Bonds,                  No Opt. Call         Aaa          1,126,930
                 Series 2002, 5.250%, 7/01/17 - FGIC Insured

        1,000   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/15 at 100.00         AAA          1,013,870
                 Series 2005RR, 5.000%, 7/01/26 - XLCA Insured

          200   Salt River Project Agricultural Improvement and Power                 1/13 at 100.00         Aa1            210,940
                 District, Arizona, Electric System Revenue Bonds,
                 Series 2002B, 5.000%, 1/01/22

          235   Salt River Project Agricultural Improvement and Power District,       7/08 at 101.00         Aa1            237,707
                 Arizona, Electric System Revenue Refunding Bonds,
                 Series 1997A, 5.000%, 1/01/20

        1,000   Salt River Project Agricultural Improvement and Power District,       1/12 at 101.00         Aa1          1,082,360
                 Arizona, Electric System Revenue Refunding Bonds,
                 Series 2002A, 5.250%, 1/01/18

------------------------------------------------------------------------------------------------------------------------------------
        4,935   Total Utilities                                                                                           5,387,822
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 13.2% (8.3% OF TOTAL INVESTMENTS)

          225   Oro Valley Municipal Property Corporation, Arizona, Senior Lien       7/13 at 100.00         AAA            235,073
                 Water Revenue Bonds, Series 2003, 5.000%, 7/01/23 -
                 MBIA Insured

        1,500   Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water     7/12 at 100.00         Aaa          1,535,715
                 System Revenue Bonds, Series 2002, 5.000%, 7/01/26 -
                 FGIC Insured

          520   Phoenix Civic Improvement Corporation, Arizona, Junior Lien           7/15 at 100.00         AAA            549,479
                 Water System Revenue Bonds, Series 2005, 5.000%, 7/01/23 -
                 MBIA Insured

                Surprise Municipal Property Corporation, Arizona, Wastewater
                System Revenue Bonds, Series 2007:
          225    4.700%, 4/01/22                                                      4/14 at 100.00         N/R            222,464
          260    4.900%, 4/01/32                                                      4/17 at 100.00         N/R            243,415


                                       25

NFZ
Nuveen Arizona Dividend Advantage Municipal Fund (continued)
Portfolio of INVESTMENTS January 31, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$         175   Yuma County Industrial Development Authority, Arizona, Exempt        12/17 at 100.00         N/R     $      173,366
                 Revenue Bonds, Far West Water & Sewer Inc. Refunding,
                 Series 2007A, 6.375%, 12/01/37 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        2,905   Total Water and Sewer                                                                                     2,959,512
------------------------------------------------------------------------------------------------------------------------------------
$      34,209   Total Investments (cost $34,883,923) - 159.3%                                                            35,741,687
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (5.3)%                                                                       (1,180,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - (0.5)%                                                                     (119,609)
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (53.5)% (5)                                                    (12,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   22,442,078
                ====================================================================================================================

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

                    The AAA ratings shown in the Portfolio of Investments reflect the AAA ratings on certain bonds insured by AMBAC, FGIC, XLCA or MBIA as of January 31, 2008. Subsequent to January 31, 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and XLCA-insured and FGIC-insured bonds experienced further downgrades such that they no longer carry AAA ratings which had the effect of reducing the rating of many (if not all) of the bonds insured by those particular insurers. One or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.

               (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

               (5) Preferred Shares, at Liquidation Value as a percentage of total investments is (33.6)%.

               N/R  Not rated.

              (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

NKR
Nuveen Arizona Dividend Advantage Municipal Fund 2
Portfolio of INVESTMENTS
                                                    January 31, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 7.0% (4.4% OF TOTAL INVESTMENTS)

$       1,130   Arizona Higher Education Loan Authority, Student Loan Revenue         9/08 at 100.00         AAA     $   1,130,000
                 Bonds, Series 2007B, 5.800%,11/01/41

          460   Pima County Industrial Development Authority, Arizona, Charter       12/14 at 100.00        BBB-            468,634
                 School Revenue Bonds, Noah Webster Basic Schools Inc.,
                 Series 2004, 6.000%, 12/15/24

          320   Puerto Rico Industrial, Tourist, Educational, Medical and             2/09 at 101.00        BBB-            322,816
                 Environmental Control Facilities Financing Authority, Higher
                 Education Revenue Bonds, Ana G. Mendez University System,
                 Series 1999, 5.375%, 2/01/19

          480   Tucson Industrial Development Authority, Arizona, Charter School      9/14 at 100.00        BBB-            484,363
                 Revenue Bonds, Arizona Agribusiness and Equine Center Charter
                 School, Series 2004A, 6.125%, 9/01/34

                University of Arizona, Certificates of Participation, Series 2002A:
           65    5.500%, 6/01/18 - AMBAC Insured                                      6/12 at 100.00         AAA             70,549
           40    5.125%, 6/01/22 - AMBAC Insured                                      6/12 at 100.00         AAA             41,950

------------------------------------------------------------------------------------------------------------------------------------
        2,495   Total Education and Civic Organizations                                                                   2,518,312
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 21.2% (13.5% OF TOTAL INVESTMENTS)

          845   Arizona Health Facilities Authority, Hospital Revenue Bonds,          1/17 at 100.00         AA-            857,413
                 Banner Health Systems, Series 2007A, 5.000%, 1/01/25

          600   Arizona Health Facilities Authority, Revenue Bonds, Blood             4/14 at 100.00          A-            617,754
                 Systems Inc., Series 2004, 5.000%, 4/01/20

          400   Glendale Industrial Development Authority, Arizona, Revenue          12/15 at 100.00         BBB            372,748
                 Bonds, John C. Lincoln Health Network, Series 2005B,
                 5.000%, 12/01/37

          655   Glendale Industrial Development Authority, Arizona, Revenue          12/17 at 100.00         BBB            599,305
                 Bonds, John C. Lincoln Health Network, Series 2007,
                 5.000%, 12/01/42

          320   Maricopa County Industrial Development Authority, Arizona,            5/16 at 100.00          AA            321,811
                 Health Facilities Revenue Bonds, Mayo Clinic, Series 2006,
                 5.000%, 11/15/36

          500   Maricopa County Industrial Development Authority, Arizona,            5/08 at 101.00          AA            507,280
                 Hospital Revenue Bonds, Mayo Clinic Hospital, Series 1998,
                 5.250%, 11/15/37

        1,375   Maricopa County Industrial Development Authority, Arizona,            7/14 at 100.00           A          1,437,453
                 Health Facility Revenue Bonds, Catholic Healthcare West,
                 Series 2004A, 5.375%, 7/01/23 (UB)

        1,650   Maricopa County Industrial Development Authority, Arizona,            7/17 at 100.00           A          1,675,658
                 Health Facility Revenue Bonds, Catholic Healthcare West ,
                 Series 2007A, 5.250%, 7/01/32 (UB)

          225   Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health          4/15 at 100.00        Baa1            232,999
                 Corporation, Series 2005, 5.000%, 4/01/16

        1,000   Yavapai County Industrial Development Authority, Arizona,             8/13 at 100.00        Baa2          1,032,780
                 Hospital Revenue Bonds, Yavapai Regional Medical Center,
                 Series 2003A, 6.000%, 8/01/33

------------------------------------------------------------------------------------------------------------------------------------
        7,570   Total Health Care                                                                                         7,655,201
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 7.9% (5.0% OF TOTAL INVESTMENTS)

        1,000   Maricopa County Industrial Development Authority, Arizona,           10/11 at 105.00         AAA          1,042,960
                 GNMA Collateralized Multifamily Housing Revenue Refunding
                 Bonds, Pine Ridge, Cambridge Court, Cove on 44th and
                 Fountain Place Apartments, Series 2001A-1, 6.000%, 10/20/31

          325   Phoenix Industrial Development Authority, Arizona, GNMA               4/15 at 100.00         Aaa            312,143
                 Collateralized Multifamily Housing Revenue Bonds, Park Lee
                 Apartments, Series 2004A, 5.050%, 10/20/44
                 (Alternative Minimum Tax)


                                       27

NKR
Nuveen Arizona Dividend Advantage Municipal Fund 2 (continued)
Portfolio of INVESTMENTS January 31, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY (continued)

$       1,425   Phoenix Industrial Development Authority, Arizona, GNMA               7/12 at 105.00         AAA     $    1,509,503
                 Collateralized Multifamily Housing Revenue Bonds, Summit
                 Apartments, Series 2002, 6.450%, 7/20/32

------------------------------------------------------------------------------------------------------------------------------------
        2,750   Total Housing/Multifamily                                                                                 2,864,606
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 7.9% (5.1% OF TOTAL INVESTMENTS)

        1,000   The Industrial Development Authority of The City of Tucson,           1/17 at 103.00         Aaa          1,040,430
                 Arizona, Tax-Exempt Single Family Mortgage Revenue Bonds,
                 Series 2007A-1, 5.100%, 7/01/38

        1,775   Tucson and Pima County Industrial Development Authority,              6/17 at 101.00         Aaa          1,831,623
                 Arizona, Single Family Mortgage Revenue Bonds, Series 2007B,
                 5.350%, 6/01/47 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        2,775   Total Housing/Single Family                                                                               2,872,053
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 19.2% (12.2% OF TOTAL INVESTMENTS)

        1,000   Maricopa County School District 6, Arizona, General Obligation          No Opt. Call         AAA          1,162,150
                 Refunding Bonds, Washington Elementary School, Series 2002A,
                 5.375%, 7/01/16 - FSA Insured

        1,165   Maricopa County Unified School District 69, Paradise Valley,            No Opt. Call         Aaa          1,320,201
                 Arizona, General Obligation Refunding Bonds, Series 2002A,
                 5.250%, 7/01/14 - FGIC Insured

        1,405   Mesa, Arizona, General Obligation Bonds, Series 2002,                   No Opt. Call         Aaa          1,613,797
                 5.375%, 7/01/15 - FGIC Insured

                Phoenix, Arizona, Various Purpose General Obligation Bonds,
                Series 2002B:
        1,700    5.000%, 7/01/22                                                      7/12 at 100.00         AAA          1,794,197
          500    5.000%, 7/01/27                                                      7/12 at 100.00         AAA            525,205

          510   Scottsdale, Arizona, General Obligation Bonds, Series 2002,           7/11 at 100.00         AAA            533,919
                 5.000%, 7/01/24

------------------------------------------------------------------------------------------------------------------------------------
        6,280   Total Tax Obligation/General                                                                              6,949,469
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 46.8% (29.8% OF TOTAL INVESTMENTS)

                Arizona State, Certificates of Participation, Series 2002A:
          750    5.000%, 11/01/17 - MBIA Insured                                      5/12 at 100.00         AAA            805,988
        1,000    5.000%, 11/01/18 - MBIA Insured                                      5/12 at 100.00         AAA          1,058,910
          500    5.000%, 11/01/20 - MBIA Insured                                      5/12 at 100.00         AAA

          134   Centerra Community Facilities District, Goodyear, Arizona,            7/15 at 100.00         N/R            125,129
                 General Obligation Bonds, Series 2005, 5.500%, 7/15/29

          345   Estrella Mountain Ranch Community Facilities District, Arizona,       1/17 at 100.00         N/R            327,940
                 Special Assessment Bonds, Montecito Assessment District,
                 Series 2007, 5.800%, 7/01/32

          272   Estrella Mountain Ranch Community Facilities District, Goodyear,      7/10 at 102.00         N/R            288,072
                 Arizona, Special Assessment Lien Bonds, Series 2001A,
                 7.875%, 7/01/25

          670   Goodyear Community Facilities Utility District 1, Arizona, General    7/13 at 100.00         BBB            646,182
                 Obligation Bonds, Series 2003, 5.350%, 7/15/28 - ACA Insured

          650   Marana, Arizona, Tangerine Farms Road Improvement District            7/16 at 100.00        Baa1            615,752
                 Revenue Bonds, Series 2006, 4.600%, 1/01/26

                Maricopa County Stadium District, Arizona, Revenue Refunding
                Bonds, Series 2002:
          840    5.375%, 6/01/18 - AMBAC Insured                                      6/12 at 100.00         Aaa            908,922
        2,645    5.375%, 6/01/19 - AMBAC Insured                                      6/12 at 100.00         Aaa          2,862,019

          240   Marley Park Community Facilities District, City of Surprise,          7/17 at 100.00         N/R            238,874
                 Arizona, Limited Tax General Obligation Bonds, Series 2007,
                 6.100%, 7/15/32

          530   Palm Valley Community Facility District 3, Goodyear, Arizona,         7/16 at 100.00         N/R            535,994
                 General Obligation Bonds, Series 2006, 5.300%, 7/15/31

          350   Palm Valley Community Facility District 3, Goodyear, Arizona,         7/17 at 100.00         N/R            336,949
                 Limited Tax General Obligation Bonds, Series 2007,
                 5.800%, 7/15/32

          140   Parkway Community Facilities District 1, Prescott Valley, Arizona,    7/16 at 100.00         N/R            126,907
                 General Obligation Bonds, Series 2006, 5.350%, 7/15/31


                                       28

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,500   Phoenix Industrial Development Authority, Arizona, Government         3/12 at 100.00         AAA     $    1,624,695
                 Bonds, Capitol Mall LLC II, Series 2001, 5.250%, 9/15/16 -
                 AMBAC Insured

        1,070   Pinal County Industrial Development Authority, Arizona,                 No Opt. Call        BBB-          1,064,243
                 Correctional Facilities Contract Revenue Bonds, Florence
                 West Prison LLC, Series 2002A, 5.000%, 10/01/18 -
                 ACA Insured

        1,000   Puerto Rico Public Buildings Authority, Guaranteed Government         7/12 at 100.00        BBB-          1,002,300
                 Facilities Revenue Refunding Bonds, Series 2002D,
                 5.125%, 7/01/24

          960   San Luis Civic Improvement Corporation, Arizona, Municipal            7/15 at 100.00         AAA            967,949
                 Facilities Excise Tax Revenue Bonds, Series 2005,
                 5.000%, 7/01/25 - XLCA Insured

          555   Tartesso West Community Facility District, Buckeye, Arizona,          7/17 at 100.00         N/R            541,314
                 Limited Tax General Obligation Bonds, Series 2007,
                 5.900%, 7/15/32

          750   Vistancia Community Facilities District, Arizona, Restricted          7/15 at 100.00        Baa1            780,608
                 General Obligation Bonds, Series 2005, 5.750%, 7/15/24

          560   Watson Road Community Facilities District, Arizona, Special           7/16 at 100.00         N/R            556,892
                 Assessment Revenue Bonds, Series 2005, 6.000%, 7/01/30

          350   Westpark Community Facilities District, Buckeye, Arizona,             7/16 at 100.00         N/R            316,971
                 General Obligation Tax Increment Bonds Series 2006,
                 5.250%, 7/15/31

          640   Yuma Municipal Property Corporation, Arizona, Municipal               7/10 at 100.00         AAA            665,133
                 Facilities Tax Revenue Bonds, Series 2001, 5.000%, 7/01/21 -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       16,451   Total Tax Obligation/Limited                                                                             16,927,198
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 5.6% (3.6% OF TOTAL INVESTMENTS)

        1,000   Phoenix Civic Improvement Corporation, Arizona, Senior Lien           7/08 at 101.00         AAA          1,016,540
                 Airport Revenue Bonds, Series 1998A, 5.000%, 7/01/25 -
                 FSA Insured

        1,000   Phoenix, Arizona, Civic Improvement Corporation, Senior Lien          7/12 at 100.00         Aaa          1,011,130
                 Airport Revenue Bonds, Series 2002B, 5.250%, 7/01/27 -
                 FGIC Insured (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        2,000   Total Transportation                                                                                      2,027,670
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 25.2% (16.1% OF TOTAL INVESTMENTS) (4)

          400   Arizona Health Facilities Authority, Hospital Revenue Bonds,          7/10 at 101.00       A (4)            443,064
                 Catholic Healthcare West, Series 1999A, 6.625%, 7/01/20
                 (Pre-refunded 7/01/10)

          735   Arizona Health Facilities Authority, Hospital System Revenue          2/12 at 101.00    Baa3 (4)            838,672
                 Bonds, Phoenix Children's Hospital, Series 2002A,
                 6.250%, 2/15/21 (Pre-refunded 2/15/12)

          715   Arizona State University, System Revenue Bonds, Series 2002,          7/12 at 100.00         Aaa            807,271
                 5.750%, 7/01/27 (Pre-refunded 7/01/12) - FGIC Insured

        1,725   Chandler, Arizona, General Obligation Bonds, Series 2002,             7/12 at 100.00         AAA          1,895,516
                 5.000%, 7/01/17 (Pre-refunded 7/01/12)

          100   Maricopa County Unified School District 89, Dysart, Arizona,          7/14 at 100.00         AAA            113,761
                 General Obligation Bonds, Series 2004B, 5.250%, 7/01/20
                 (Pre-refunded 7/01/14) - FSA Insured

          375   Maricopa County Union High School District 210 Phoenix,               7/16 at 100.00         AAA            426,379
                 Arizona, General Obligation Bonds, Series 2006C,
                 5.000%, 7/01/24 (Pre-refunded 7/01/16) - MBIA Insured

        1,000   Mesa, Arizona, Street and Highway User Tax Revenue Bonds,             7/14 at 100.00         AAA          1,130,330
                 Series 2004, 5.125%, 7/01/23 (Pre-refunded 7/01/14) -
                 FSA Insured

        1,000   Scottsdale Industrial Development Authority, Arizona, Hospital       12/11 at 101.00      A3 (4)          1,126,030
                 Revenue Bonds, Scottsdale Healthcare, Series 2001,
                 5.800%, 12/01/31 (Pre-refunded 12/01/11)

          990   Scottsdale, Arizona, General Obligation Bonds, Series 2002,           7/11 at 100.00         AAA          1,072,408
                 5.000%, 7/01/24 (Pre-refunded 7/01/11)

                University of Arizona, Certificates of Participation, Series 2002A:
          685    5.500%, 6/01/18 (Pre-refunded 6/01/12) - AMBAC Insured               6/12 at 100.00         Aaa            762,556
          460    5.125%, 6/01/22 (Pre-refunded 6/01/12) - AMBAC Insured               6/12 at 100.00         Aaa            505,075

------------------------------------------------------------------------------------------------------------------------------------
        8,185   Total U.S. Guaranteed                                                                                     9,121,062
------------------------------------------------------------------------------------------------------------------------------------


                                       29

NKR
Nuveen Arizona Dividend Advantage Municipal Fund 2 (continued)
Portfolio of INVESTMENTS January 31, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 2.5% (1.6% OF TOTAL INVESTMENTS)

$       1,000   Salt Verde Financial Corporation, Arizona, Senior Gas Revenue           No Opt. Call         AA-     $      920,860
                 Bonds, Series 2007, 5.000%, 12/01/37
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 13.7% (8.7% OF TOTAL INVESTMENTS)

          500   Maricopa County Industrial Development Authority, Arizona,            6/08 at 102.00         AAA            509,255
                 Water System Improvement Revenue Bonds, Chaparral City
                 Water Company, Series 1997A, 5.400%, 12/01/22 -
                 AMBAC Insured (Alternative Minimum Tax)

          360   Oro Valley Municipal Property Corporation, Arizona, Senior Lien       7/13 at 100.00         AAA            376,117
                 Water Revenue Bonds, Series 2003, 5.000%, 7/01/23 -
                 MBIA Insured

          765   Phoenix Civic Improvement Corporation, Arizona, Junior Lien           7/15 at 100.00         AAA            808,368
                 Water System Revenue Bonds, Series 2005, 5.000%, 7/01/23 -
                 MBIA Insured

        1,000   Phoenix Civic Improvement Corporation, Arizona, Junior Lien             No Opt. Call         Aaa          1,149,440
                 Water System Revenue Refunding Bonds, Series 2001,
                 5.500%, 7/01/22 - FGIC Insured

                Surprise Municipal Property Corporation, Arizona, Wastewater
                System Revenue Bonds, Series 2007:
          350    4.700%, 4/01/22                                                      4/14 at 100.00         N/R            346,056
          410    4.900%, 4/01/32                                                      4/17 at 100.00         N/R            383,846

        1,000   Tucson, Arizona, Water System Revenue Refunding Bonds,                7/12 at 102.00         Aaa          1,105,920
                 Series 2002, 5.500%, 7/01/18 - FGIC Insured

          275   Yuma County Industrial Development Authority, Arizona, Exempt        12/17 at 100.00         N/R            272,432
                 Revenue Bonds, Far West Water & Sewer Inc. Refunding,
                 Series 2007A, 6.375%, 12/01/37 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
        4,660   Total Water and Sewer                                                                                     4,951,434
------------------------------------------------------------------------------------------------------------------------------------
$      54,166   Total Investments (cost $54,768,668) - 157.0%                                                            56,807,865
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (5.6)%                                                                       (2,015,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - (0.3)%                                                                     (106,953)
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (51.1)% (5)                                                    (18,500,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   36,185,912
                ====================================================================================================================

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

                    The AAA ratings shown in the Portfolio of Investments reflect the AAA ratings on certain bonds insured by AMBAC, FGIC, XLCA or MBIA as of January 31, 2008. Subsequent to January 31, 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and XLCA-insured and FGIC-insured bonds experienced further downgrades such that they no longer carry AAA ratings which had the effect of reducing the rating of many (if not all) of the bonds insured by those particular insurers. One or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.

               (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

               (5) Preferred Shares, at Liquidation Value as a percentage of total investments is (32.6)%.

               N/R  Not rated.

              (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

NXE
Nuveen Arizona Dividend Advantage Municipal Fund 3
Portfolio of INVESTMENTS
                                                    January 31, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 1.3% (0.8% OF TOTAL INVESTMENTS)

$         550   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB     $      534,408
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 15.5% (9.9% OF TOTAL INVESTMENTS)

         690    Arizona Higher Education Loan Authority, Student Loan Revenue         9/08 at 100.00         AAA            690,000
                 Bonds, Series 2007B, 5.800%,11/01/41

        1,250   Arizona State University, System Revenue Bonds, Series 2005,          7/15 at 100.00         AAA          1,331,150
                 5.000%, 7/01/20 - AMBAC Insured

        1,130   Energy Management Services LLC, Arizona State University,             7/12 at 100.00         AAA          1,213,835
                 Energy Conservation Revenue Bonds, Main Campus Project,
                 Series 2002, 5.250%, 7/01/18 - MBIA Insured

          270   Glendale Industrial Development Authority, Arizona, Revenue           5/08 at 101.00          A-            273,143
                 Bonds, Midwestern University, Series 1998A, 5.375%, 5/15/28

          540   Pima County Industrial Development Authority, Arizona, Charter       12/14 at 100.00        BBB-            550,136
                 School Revenue Bonds, Noah Webster Basic Schools Inc.,
                 Series 2004, 6.000%, 12/15/24

          565   Tucson Industrial Development Authority, Arizona, Charter School      9/14 at 100.00        BBB-            570,136
                 Revenue Bonds, Arizona Agribusiness and Equine Center Charter
                 School, Series 2004A, 6.125%, 9/01/34

        2,000   University of Arizona, Certificates of Participation, Series 2002B,   6/12 at 100.00         AAA          2,134,080
                 5.125%, 6/01/20 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
        6,445   Total Education and Civic Organizations                                                                   6,762,480
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 24.0% (15.3% OF TOTAL INVESTMENTS)

        1,015   Arizona Health Facilities Authority, Hospital Revenue Bonds,          1/17 at 100.00         AA-          1,029,910
                 Banner Health Systems, Series 2007A, 5.000%, 1/01/25

          625   Arizona Health Facilities Authority, Revenue Bonds, Blood             4/14 at 100.00          A-            643,494
                 Systems Inc., Series 2004, 5.000%, 4/01/20

          475   Glendale Industrial Development Authority, Arizona, Revenue          12/15 at 100.00         BBB            442,638
                 Bonds, John C. Lincoln Health Network, Series 2005B,
                 5.000%, 12/01/37

          785   Glendale Industrial Development Authority, Arizona, Revenue          12/17 at 100.00         BBB            718,251
                 Bonds, John C. Lincoln Health Network, Series 2007,
                 5.000%, 12/01/42

          390   Maricopa County Industrial Development Authority, Arizona,            5/16 at 100.00          AA            392,207
                 Health Facilities Revenue Bonds, Mayo Clinic, Series 2006,
                 5.000%, 11/15/36

        2,000   Maricopa County Industrial Development Authority, Arizona,            5/08 at 101.00          AA          2,029,120
                 Hospital Revenue Bonds, Mayo Clinic Hospital, Series 1998,
                 5.250%, 11/15/37

        1,825   Maricopa County Industrial Development Authority, Arizona,            7/14 at 100.00           A          1,907,892
                 Health Facility Revenue Bonds, Catholic Healthcare West,
                 Series 2004A, 5.375%, 7/01/23 (UB)

        1,985   Maricopa County Industrial Development Authority, Arizona,            7/17 at 100.00           A          2,015,867
                 Health Facility Revenue Bonds, Catholic Healthcare West ,
                 Series 2007A, 5.250%, 7/01/32 (UB)

          270   Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health          4/15 at 100.00        Baa1            279,599
                 Corporation, Series 2005, 5.000%, 4/01/16

        1,000   Yavapai County Industrial Development Authority, Arizona,             8/13 at 100.00        Baa2          1,032,780
                 Hospital Revenue Bonds, Yavapai Regional Medical Center,
                 Series 2003A, 6.000%, 8/01/33

------------------------------------------------------------------------------------------------------------------------------------
       10,370   Total Health Care                                                                                        10,491,758
------------------------------------------------------------------------------------------------------------------------------------


                                       31

NXE
Nuveen Arizona Dividend Advantage Municipal Fund 3 (continued)
Portfolio of INVESTMENTS January 31, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 4.5% (2.9% OF TOTAL INVESTMENTS)

$       1,545   Phoenix Industrial Development Authority, Arizona, GNMA               6/11 at 102.00         Aaa     $    1,605,780
                 Collateralized Multifamily Housing Revenue Bonds, Campaigne
                 Place on Jackson, Series 2001, 5.600%, 6/20/21 (Alternative
                 Minimum Tax)

          380   Phoenix Industrial Development Authority, Arizona, GNMA               4/15 at 100.00         Aaa            364,967
                 Collateralized Multifamily Housing Revenue Bonds, Park Lee
                 Apartments, Series 2004A, 5.050%, 10/20/44
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        1,925   Total Housing/Multifamily                                                                                 1,970,747
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 7.8% (5.0% OF TOTAL INVESTMENTS)

        1,175   The Industrial Development Authority of The City of Tucson,           1/17 at 103.00         Aaa          1,222,505
                 Arizona, Tax-Exempt Single Family Mortgage Revenue Bonds,
                 Series 2007A-1, 5.100%, 7/01/38

        2,130   Tucson and Pima County Industrial Development Authority,              6/17 at 101.00         Aaa          2,197,947
                 Arizona, Single Family Mortgage Revenue Bonds, Series 2007B,
                 5.350%, 6/01/47 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        3,305   Total Housing/Single Family                                                                               3,420,452
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 35.1% (22.4% OF TOTAL INVESTMENTS)

        1,000   Arizona State Transportation Board, Highway Revenue Refunding         7/12 at 102.00         AAA          1,101,380
                 Bonds, Series 2002A, 5.250%, 7/01/18

          154   Centerra Community Facilities District, Goodyear, Arizona,            7/15 at 100.00         N/R            143,805
                 General Obligation Bonds, Series 2005, 5.500%, 7/15/29

        2,250   DC Ranch Community Facilities District, Scottsdale, Arizona,          7/13 at 100.00         Aaa          2,312,595
                 General Obligation Bonds, Series 2002, 5.000%, 7/15/27 -
                 AMBAC Insured

                Estrella Mountain Ranch Community Facilities District, Arizona,
                Special Assessment Bonds, Montecito Assessment District, Series 2007:
          255    5.700%, 7/01/27                                                      1/17 at 100.00         N/R            244,336
          155    5.800%, 7/01/32                                                      1/17 at 100.00         N/R            147,335

          320   Estrella Mountain Ranch Community Facilities District, Goodyear,      7/10 at 102.00         N/R            338,909
                 Arizona, Special Assessment Lien Bonds, Series 2001A,
                 7.875%, 7/01/25

          800   Goodyear Community Facilities Utility District 1, Arizona, General    7/13 at 100.00         BBB            771,560
                 Obligation Bonds, Series 2003, 5.350%, 7/15/28 - ACA Insured

          525   Greater Arizona Development Authority, Infrastructure Revenue         8/16 at 100.00         AAA            549,224
                 Bonds, Series 2006A, 5.000%, 8/01/23 - MBIA Insured

          785   Marana, Arizona, Tangerine Farms Road Improvement District            7/16 at 100.00        Baa1            743,638
                 Revenue Bonds, Series 2006, 4.600%, 1/01/26

          290   Marley Park Community Facilities District, City of Surprise,          7/17 at 100.00         N/R            288,640
                 Arizona, Limited Tax General Obligation Bonds, Series 2007,
                 6.100%, 7/15/32

        2,000   Mohave County, Arizona, Certificates of Participation, Series 2004,   7/14 at 100.00         AAA          2,119,860
                 5.250%, 7/01/19 - AMBAC Insured

          640   Palm Valley Community Facility District 3, Goodyear, Arizona,         7/16 at 100.00         N/R            647,238
                 General Obligation Bonds, Series 2006, 5.300%, 7/15/31

          425   Palm Valley Community Facility District 3, Goodyear, Arizona,         7/17 at 100.00         N/R            409,152
                 Limited Tax General Obligation Bonds, Series 2007,
                 5.800%, 7/15/32

          160   Parkway Community Facilities District 1, Prescott Valley, Arizona,    7/16 at 100.00         N/R            145,037
                 General Obligation Bonds, Series 2006, 5.350%, 7/15/31

        1,250   Pinal County Industrial Development Authority, Arizona,                 No Opt. Call        BBB-          1,243,275
                 Correctional Facilities Contract Revenue Bonds, Florence
                 West Prison LLC, Series 2002A, 5.000%, 10/01/18 -
                 ACA Insured

        1,130   San Luis Civic Improvement Corporation, Arizona, Municipal            7/15 at 100.00         AAA          1,139,356
                 Facilities Excise Tax Revenue Bonds, Series 2005,
                 5.000%, 7/01/25 - XLCA Insured

          665   Tartesso West Community Facility District, Buckeye, Arizona,          7/17 at 100.00         N/R            648,601
                 Limited Tax General Obligation Bonds, Series 2007,
                 5.900%, 7/15/32


                                       32

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,250   Vistancia Community Facilities District, Arizona, Restricted          7/15 at 100.00        Baa1     $    1,301,013
                 General Obligation Bonds, Series 2005, 5.750%, 7/15/24

          665   Watson Road Community Facilities District, Arizona, Special           7/16 at 100.00         N/R            661,309
                 Assessment Revenue Bonds, Series 2005, 6.000%, 7/01/30

          425   Westpark Community Facilities District, Buckeye, Arizona,             7/16 at 100.00         N/R            384,893
                 General Obligation Tax Increment Bonds Series 2006,
                 5.250%, 7/15/31

------------------------------------------------------------------------------------------------------------------------------------
       15,144   Total Tax Obligation/Limited                                                                             15,341,156
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 13.7% (8.7% OF TOTAL INVESTMENTS)

                Phoenix, Arizona, Civic Improvement Corporation, Senior Lien
                Airport Revenue Bonds, Series 2002B:
        1,000    5.750%, 7/01/16 - FGIC Insured (Alternative Minimum Tax)             7/12 at 100.00         Aaa          1,102,710
        2,300    5.250%, 7/01/21 - FGIC Insured (Alternative Minimum Tax)             7/12 at 100.00         Aaa          2,362,284

        2,450   Tucson Airport Authority Inc., Arizona, Revenue Refunding Bonds,      6/11 at 100.00         AAA          2,499,221
                 Series 2001B, 5.000%, 6/01/20 - AMBAC Insured
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        5,750   Total Transportation                                                                                      5,964,215
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 29.5% (18.8% OF TOTAL INVESTMENTS) (4)

          300   Arizona Health Facilities Authority, Hospital Revenue Bonds,          7/10 at 101.00       A (4)            332,298
                 Catholic Healthcare West, Series 1999A, 6.625%, 7/01/20
                 (Pre-refunded 7/01/10)

        1,000   Arizona Health Facilities Authority, Hospital System Revenue         12/10 at 102.00     BBB (4)          1,137,340
                 Bonds, John C. Lincoln Health Network, Series 2000,
                 6.875%, 12/01/20 (Pre-refunded 12/01/10)

                Arizona Health Facilities Authority, Hospital System Revenue
                Bonds, Phoenix Children's Hospital, Series 1999A:
          350    6.125%, 11/15/22 (Pre-refunded 11/15/09)                            11/09 at 100.00    Baa3 (4)            373,443
          520    6.250%, 11/15/29 (Pre-refunded 11/15/09)                            11/09 at 100.00    Baa3 (4)            555,963

        2,660   Arizona Tourism and Sports Authority, Tax Revenue Bonds,              7/13 at 100.00         Aaa          3,012,689
                 Multipurpose Stadium Facility Project, Series 2003A,
                 5.375%, 7/01/20 (Pre-refunded 7/01/13) - MBIA Insured

          660   Chandler, Arizona, General Obligation Bonds, Series 2002,             7/12 at 100.00         AAA            725,241
                 5.000%, 7/01/18 (Pre-refunded 7/01/12)

        1,575   Maricopa County Union High School District 210, Phoenix,              7/14 at 100.00         AAA          1,768,820
                 Arizona, General Obligation Bonds, Series 2004A,
                 5.000%, 7/01/20 (Pre-refunded 7/01/14) - FSA Insured

        1,250   Scottsdale Industrial Development Authority, Arizona, Hospital       12/11 at 101.00      A3 (4)          1,407,538
                 Revenue Bonds, Scottsdale Healthcare, Series 2001,
                 5.800%, 12/01/31 (Pre-refunded 12/01/11)

        2,770   Tempe, Arizona, Excise Tax Revenue Refunding Bonds,                   7/13 at 100.00         AAA          3,085,280
                 Series 2003, 5.000%, 7/01/22 (Pre-refunded 7/01/13)

          440   Tucson, Arizona, General Obligation Bonds, Series 2001B,              7/11 at 100.00      AA (4)            476,326
                 5.000%, 7/01/20 (Pre-refunded 7/01/11)

------------------------------------------------------------------------------------------------------------------------------------
       11,525   Total U.S. Guaranteed                                                                                    12,874,938
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 12.2% (7.8% OF TOTAL INVESTMENTS)

        1,250   Maricopa County Pollution Control Corporation, Arizona,              11/12 at 100.00         AAA          1,276,875
                 Revenue Bonds, Arizona Public Service Company - Palo Verde
                 Project, Series 2002A, 5.050%, 5/01/29 - AMBAC Insured

        1,660   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/15 at 100.00         AAA          1,683,024
                 Series 2005RR, 5.000%, 7/01/26 - XLCA Insured

                Salt River Project Agricultural Improvement and Power District,
                Arizona, Electric System Revenue Bonds, Series 2002B:
          270    5.000%, 1/01/22                                                      1/13 at 100.00         Aa1            284,769
        1,000    5.000%, 1/01/31                                                      1/13 at 100.00         Aa1          1,034,140

        1,165   Salt Verde Financial Corporation, Arizona, Senior Gas Revenue           No Opt. Call         AA-          1,072,802
                 Bonds, Series 2007, 5.000%, 12/01/37

------------------------------------------------------------------------------------------------------------------------------------
        5,345   Total Utilities                                                                                           5,351,610
------------------------------------------------------------------------------------------------------------------------------------


                                       33

NXE
Nuveen Arizona Dividend Advantage Municipal Fund 3 (continued)
Portfolio of INVESTMENTS January 31, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 13.2% (8.4% OF TOTAL INVESTMENTS)

$         405   Oro Valley Municipal Property Corporation, Arizona, Senior Lien       7/13 at 100.00         AAA     $      423,132
                 Water Revenue Bonds, Series 2003, 5.000%, 7/01/23 -
                 MBIA Insured

        1,000   Phoenix Civic Improvement Corporation, Arizona, Junior Lien           7/11 at 100.00         Aaa          1,057,990
                 Wastewater System Revenue Refunding Bonds, Series 2001,
                 5.125%, 7/01/21 - FGIC Insured

        2,000   Phoenix Civic Improvement Corporation, Arizona, Junior Lien           7/12 at 100.00         Aaa          2,125,520
                 Water System Revenue Bonds, Series 2002,
                 5.000%, 7/01/18 - FGIC Insured

          920   Phoenix Civic Improvement Corporation, Arizona, Junior Lien           7/15 at 100.00         AAA            972,155
                 Water System Revenue Bonds, Series 2005, 5.000%, 7/01/23 -
                 MBIA Insured

                Surprise Municipal Property Corporation, Arizona, Wastewater
                System Revenue Bonds, Series 2007:
          425    4.700%, 4/01/22                                                      4/14 at 100.00         N/R            420,210
          490    4.900%, 4/01/32                                                      4/17 at 100.00         N/R            458,743

          330   Yuma County Industrial Development Authority, Arizona, Exempt        12/17 at 100.00         N/R            326,918
                 Revenue Bonds, Far West Water & Sewer Inc. Refunding,
                 Series 2007A, 6.375%, 12/01/37 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
        5,570   Total Water and Sewer                                                                                     5,784,668
------------------------------------------------------------------------------------------------------------------------------------
$      65,929   Total Investments (cost $66,942,970) - 156.8%                                                            68,496,432
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (5.8)%                                                                       (2,545,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - (0.6)%                                                                     (258,841)
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.4)% (5)                                                    (22,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   43,692,591
                ====================================================================================================================

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

                    The AAA ratings shown in the Portfolio of Investments reflect the AAA ratings on certain bonds insured by AMBAC, FGIC, XLCA or MBIA as of January 31, 2008. Subsequent to January 31, 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and XLCA-insured and FGIC-insured bonds experienced further downgrades such that they no longer carry AAA ratings which had the effect of reducing the rating of many (if not all) of the bonds insured by those particular insurers. One or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.

               (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

               (5) Preferred Shares, at Liquidation Value as a percentage of total investments is (32.1)%.

               N/R  Not rated.

              (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

NTX
Nuveen Texas Quality Income Municipal Fund
Portfolio of INVESTMENTS
                                                    January 31, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 1.8% (1.2% OF TOTAL INVESTMENTS)

$       2,600   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB     $    2,526,290
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 19.7% (13.0% OF TOTAL INVESTMENTS)

        6,000   Board of Regents, University of Texas System, Financing System        2/17 at 100.00         AAA          5,678,100
                 Revenue Bonds, Series 2006F, 4.250%, 8/15/36 (UB)

        1,000   Central Texas Higher Education Authority Inc., Texas, Student         4/08 at 100.00          A2          1,000,000
                 Loan Revenue Bonds, 4.750%, 12/01/37

                Red River Education Finance Corporation, Texas, Revenue Bonds,
                Hockaday School, Series 2005:
        1,170    5.000%, 5/15/27                                                      5/15 at 100.00          AA          1,198,256
        1,230    5.000%, 5/15/28                                                      5/15 at 100.00          AA          1,256,654
        1,290    5.000%, 5/15/29                                                      5/15 at 100.00          AA          1,315,555

                Texas Public Finance Authority, Revenue Bonds, Texas Southern
                University Financing System, Series 2003:
        1,710    5.000%, 5/01/18 - FGIC Insured                                       5/13 at 100.00         Aaa          1,818,876
        1,795    5.000%, 5/01/19 - FGIC Insured                                       5/13 at 100.00         Aaa          1,909,288
        1,885    5.000%, 5/01/20 - FGIC Insured                                       5/13 at 100.00         Aaa          2,002,605

        1,665   Texas State University System, Financing Revenue Bonds,               9/14 at 100.00         AAA          1,750,564
                 Series 2004, 5.000%, 3/15/24 - FSA Insured

        2,000   Texas State University System, Financing Revenue Refunding            3/12 at 100.00         AAA          2,127,180
                 Bonds, Series 2002, 5.000%, 3/15/20 - FSA Insured

        2,330   Universal City Education Facilities Corporation, Texas, Revenue       3/11 at 102.00          A-          2,420,218
                 Bonds, Wayland Baptist University Project, Series 2001,
                 5.625%, 3/01/26

        5,000   University of North Texas, Financing System Revenue Bonds,            4/12 at 100.00         AAA          5,256,700
                 Series 2001, 5.000%, 4/15/24 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       27,075   Total Education and Civic Organizations                                                                  27,733,996
------------------------------------------------------------------------------------------------------------------------------------


                ENERGY - 2.0% (1.4% OF TOTAL INVESTMENTS)

        3,000   Gulf Coast Waste Disposal Authority, Texas, Waste Disposal            4/08 at 102.00         BBB          2,882,730
                 Revenue Bonds, Valero Energy Corporation Project,
                 Series 1998, 5.600%, 4/01/32 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 15.9% (10.6% OF TOTAL INVESTMENTS)

        3,500   Abilene Health Facilities Development Corporation, Texas,             3/08 at 100.00         AAA          3,505,985
                 Hospital Revenue Refunding and Improvement Bonds, Hendrick
                 Medical Center Project, Series 1995C, 6.150%, 9/01/25 -
                 MBIA Insured

                Brazoria County Health Facilities Development Corporation,
                Texas, Revenue Bonds, Brazosport Memorial Hospital, Series 2004:
        1,745    5.250%, 7/01/20 - RAAI Insured                                       7/14 at 100.00          AA          1,812,252
        1,835    5.250%, 7/01/21 - RAAI Insured                                       7/14 at 100.00          AA          1,897,463

        5,750   Midland County Hospital District, Texas, Hospital Revenue Bonds,        No Opt. Call         N/R          4,735,930
                 Series 1992, 0.000%, 6/01/11

        2,000   North Central Texas Health Facilities Development Corporation,        5/11 at 100.00         AA-          2,008,840
                 Hospital Revenue Bonds, Baylor Healthcare System,
                 Series 2001A, 5.125%, 5/15/29

        2,000   Richardson Hospital Authority, Texas, Revenue Bonds, Richardson      12/13 at 100.00         BBB          2,062,960
                 Regional Medical Center, Series 2004, 5.875%, 12/01/24


                                       35

NTX
Nuveen Texas Quality Income Municipal Fund (continued)
Portfolio of INVESTMENTS January 31, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE (continued)

$       2,500   Tarrant County Cultural & Educational Facilities Financing           11/17 at 100.00         AA-     $    2,457,300
                 Corporation, Texas, Revenue Bonds, Tarrant County Health
                 Resources, Series 2007B, 5.000%, 11/15/42

        2,000   Tom Green County Health Facilities Development Corporation,           5/11 at 101.00        Baa3          2,122,420
                 Texas, Hospital Revenue Bonds, Shannon Health System
                 Project, Series 2001, 6.750%, 5/15/21

        2,000   Tyler Health Facilities Development Corporation, Texas, Hospital      7/17 at 100.00        BBB+          1,899,260
                 Revenue Bonds, Mother Frances Hospital Regional Healthcare
                 Center, Series 2007, 5.000%, 7/01/33

------------------------------------------------------------------------------------------------------------------------------------
       23,330   Total Health Care                                                                                        22,502,410
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 2.0% (1.3% OF TOTAL INVESTMENTS)

                Bexar County Housing Finance Corporation, Texas, Insured
                Multifamily Housing Revenue Bonds, Waters at Northern Hills
                Apartments Project, Series 2001A:
        2,000    6.000%, 8/01/31 - MBIA Insured                                       8/11 at 102.00         Aaa          2,069,420
          750    6.050%, 8/01/36 - MBIA Insured                                       8/11 at 102.00         Aaa            776,460

------------------------------------------------------------------------------------------------------------------------------------
        2,750   Total Housing/Multifamily                                                                                 2,845,880
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 3.7% (2.5% OF TOTAL INVESTMENTS)

        2,088   El Paso Housing Finance Corporation, Texas, GNMA                      4/11 at 106.75         AAA          2,298,467
                 Collateralized Single Family Mortgage Revenue Bonds,
                 Series 2001A-3, 6.180%, 4/01/33

           70   Galveston Property Finance Authority Inc., Texas, Single Family       3/08 at 100.00        Caa1             68,729
                 Mortgage Revenue Bonds, Series 1991A, 8.500%, 9/01/11

        2,870   Texas Department of Housing and Community Affairs, Single             3/12 at 100.00         AAA          2,901,455
                 Family Mortgage Bonds, Series 2002B, 5.550%, 9/01/33 -
                 MBIA Insured (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        5,028   Total Housing/Single Family                                                                               5,268,651
------------------------------------------------------------------------------------------------------------------------------------

                LONG-TERM CARE - 1.2% (0.7% OF TOTAL INVESTMENTS)

                Bexar County, Texas, Health Facilities Development Corporation
                Revenue Bonds, Army Retirement Residence, Series 2007:
        1,000    5.000%, 7/01/27                                                      7/17 at 100.00         BBB            963,260
          600    5.000%, 7/01/37                                                      7/17 at 100.00         BBB            551,988

------------------------------------------------------------------------------------------------------------------------------------
        1,600   Total Long-Term Care                                                                                      1,515,248
------------------------------------------------------------------------------------------------------------------------------------


                MATERIALS - 4.3% (2.9% OF TOTAL INVESTMENTS)

        3,000   Cass County Industrial Development Corporation, Texas,                3/10 at 101.00         BBB          3,085,980
                 Environmental Improvement Revenue Bonds, International
                 Paper Company, Series 2000A, 6.600%, 3/15/24
                 (Alternative Minimum Tax)

        3,000   Guadalupe-Blanco River Authority, Texas, Sewage and                   4/08 at 100.00           A          3,009,330
                 Solid Waste Disposal Facility Bonds, E.I. DuPont de Nemours
                 and Company Project, Series 1996, 6.400%, 4/01/26
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        6,000   Total Materials                                                                                           6,095,310
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 44.8% (29.8% OF TOTAL INVESTMENTS)

        1,260   Bexar County, Texas, Combined Tax and Revenue Certificates            6/14 at 100.00         Aa1          1,349,662
                 of Obligation, Series 2004, 5.000%, 6/15/19

        2,500   Borger Independent School District, Hutchison County, Texas,          2/16 at 100.00         AAA          2,572,450
                 General Obligation Bonds, Series 2006, 5.000%, 2/15/36

        1,190   Canutillo Independent School District, El Paso County, Texas,         8/15 at 100.00         AAA          1,267,172
                 General Obligation Bonds, Series 2006A, 5.000%, 8/15/22

        3,835   Coppell Independent School District, Dallas County, Texas,             8/09 at 75.34         AAA          2,756,560
                 Unlimited Tax School Building and Refunding Bonds,
                 Series 1992, 0.000%, 8/15/14 - MBIA Insured

        1,275   Copperas Cove, Texas, Certificates of Obligation, Series 2003,        8/12 at 100.00         AAA          1,336,595
                 5.000%, 8/15/23 - MBIA Insured

        2,305   Corpus Christi, Texas, Combination Tax and Municipal Hotel            9/12 at 100.00         AAA          2,490,460
                 Occupancy Tax Revenue Certificates of Obligation, Series 2002,
                 5.500%, 9/01/21 - FSA Insured


                                       36

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       2,595   Denton County, Texas, Permanent Improvement General                   7/12 at 100.00         AA+     $    2,708,090
                 Obligation Bonds, Series 2005, 5.000%, 7/15/25

        2,110   Duncanville Independent School District, Dallas County, Texas,        2/15 at 100.00         AAA          2,203,410
                 General Obligation Bonds, Series 2005, 5.000%, 2/15/26

        1,750   El Paso County, Texas, Certificates of Obligation, Series 2001,         No Opt. Call         AAA          1,946,018
                 5.000%, 2/15/21 - FSA Insured

                Fort Bend County Municipal Utility District 25, Texas, General
                Obligation Bonds, Series 2005:
        1,330    5.000%, 10/01/26 - FGIC Insured                                     10/12 at 100.00         Aaa          1,340,746
        1,320    5.000%, 10/01/27 - FGIC Insured                                     10/12 at 100.00         Aaa          1,327,986

        3,615   Frisco, Texas, General Obligation Bonds, Series 2006,                 2/16 at 100.00         Aaa          3,761,697
                 5.000%, 2/15/26 - FGIC Insured

                Houston Community College, Texas, Limited Tax General
                Obligation Bonds, Series 2003:
        2,500    5.000%, 2/15/20 - AMBAC Insured                                      2/13 at 100.00         AAA          2,653,425
        2,235    5.000%, 2/15/21 - AMBAC Insured                                      2/13 at 100.00         AAA          2,362,797

        5,000   Houston, Texas, General Obligation Bonds, Series 2005E,               3/15 at 100.00         AAA          5,263,050
                 5.000%, 3/01/23 - AMBAC Insured

          100   Judson Independent School District, Bexar County, Texas,              2/11 at 100.00         Aaa            105,776
                 General Obligation Refunding Bonds, Series 2002,
                 5.250%, 2/01/21

        4,900   Leander Independent School District, Williamson and Travis             8/14 at 17.78         AAA            611,128
                 Counties, Texas, General Obligation Bonds, Series 2006,
                 0.000%, 8/15/45

        5,220   Leander Independent School District, Williamson and Travis             8/09 at 46.74         AAA          2,317,576
                 Counties, Texas, Unlimited Tax School Building and Refunding
                 Bonds, Series 2000, 0.000%, 8/15/21

        1,000   Mansfield Independent School District, Tarrant County, Texas,         2/14 at 100.00         AAA          1,063,860
                 General Obligation Bonds, Series 2004, 5.000%, 2/15/20

        1,010   Mercedes Independent School District, Hidalgo County, Texas,          8/15 at 100.00         AAA          1,071,448
                 General Obligation Bonds, Series 2005, 5.000%, 8/15/23

        5,515   Midlothian Independent School District, Ellis County, Texas,          2/15 at 100.00         Aaa          5,664,619
                 General Obligation Bonds, Series 2005, 5.000%, 2/15/34

          625   Montgomery County, Texas, General Obligation Refunding Bonds,           No Opt. Call         AAA            463,650
                 Series 1997, 0.000%, 3/01/14 - MBIA Insured

          925   Northside Independent School District, Bexar County, Texas,           8/10 at 100.00         AAA            977,216
                 Unlimited Tax School Building and Refunding Bonds,
                 Series 2000, 5.875%, 8/15/25

          500   Puerto Rico, General Obligation and Public Improvement Bonds,           No Opt. Call        BBB-            518,230
                 Series 2001A, 5.500%, 7/01/29

                Roma Independent School District, Texas, General Obligation
                Bonds, Series 2005:
        1,110    5.000%, 8/15/22                                                      8/15 at 100.00         AAA          1,181,984
        1,165    5.000%, 8/15/23 - FSA Insured                                        8/15 at 100.00         AAA          1,235,879

        1,250   Southside Independent School District, Bexar County, Texas,           8/14 at 100.00         Aaa          1,321,650
                 General Obligation Bonds, Series 2004A, 5.000%, 8/15/22

        1,140   Sunnyvale School District, Texas, General Obligation Bonds,           2/14 at 100.00         AAA          1,219,732
                 Series 2004, 5.250%, 2/15/25

        5,000   Texas State, General Obligation Bonds, Transportation                 4/17 at 100.00         Aa1          5,218,250
                 Commission Mobility Fund, Series 2006A, 5.000%, 4/01/33

        1,000   Texas State, General Obligation Bonds, Transportation                 4/18 at 100.00         Aa1          1,050,790
                 Commission Mobility Fund, Series 2008, 5.000%, 4/01/30
                 (WI/DD, Settling 2/28/08)

        1,110   Texas State, General Obligation Bonds, Water Utility,                 8/11 at 100.00         Aa1          1,171,594
                 Series 2001, 5.250%, 8/01/23

        1,500   Texas, General Obligation Refunding Bonds, Public Finance            10/12 at 100.00         Aa1          1,605,705
                 Authority, Series 2002, 5.000%, 10/01/18

                West Texas Independent School District, McLennan and Hill
                Counties, General Obligation Refunding Bonds, Series 1998:
        1,000    0.000%, 8/15/22                                                       8/13 at 61.20         AAA            477,560
        1,000    0.000%, 8/15/24                                                       8/13 at 54.88         AAA            423,130


                                       37

NTX
Nuveen Texas Quality Income Municipal Fund (continued)
Portfolio of INVESTMENTS January 31, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

                White Settlement Independent School District, Tarrant County,
                Texas, General Obligation Bonds, Series 2006:
$       1,500    0.000%, 8/15/43                                                       8/15 at 23.11         AAA     $      214,365
        1,500    0.000%, 8/15/44                                                       8/15 at 21.88         AAA            202,950
          425    0.000%, 8/15/45                                                       8/15 at 20.76         AAA             54,358

------------------------------------------------------------------------------------------------------------------------------------
       73,315   Total Tax Obligation/General                                                                             63,511,568
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 3.7% (2.5% OF TOTAL INVESTMENTS)

        2,670   Dallas Area Rapid Transit, Texas, Senior Lien Sales Tax Revenue      12/16 at 100.00         AAA          2,908,751
                 Bonds, Series 2007, Drivers 1771, 9.382%, 12/01/36 -
                 AMBAC Insured (IF)

        2,250   Harris County-Houston Sports Authority, Texas, Senior Lien           11/11 at 100.00         AAA          2,364,795
                 Revenue Bonds, Series 2001G, 5.250%, 11/15/22 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        4,920   Total Tax Obligation/Limited                                                                              5,273,546
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 6.9% (4.6% OF TOTAL INVESTMENTS)

        1,000   Austin, Texas, Airport System Prior Lien Revenue Bonds,              11/13 at 100.00         AAA          1,077,240
                 Series 2003, 5.250%, 11/15/16 - MBIA Insured

        3,260   Central Texas Regional Mobility Authority, Travis and Williamson      1/15 at 100.00         Aaa          3,360,734
                 Counties, Toll Road Revenue Bonds, Series 2005,
                 5.000%, 1/01/22 - FGIC Insured
        1,000   Dallas-Fort Worth International Airport Texas, Series 2004-A1,        4/08 at 100.00         AAA           998,500
                 4.000%, 11/01/24 - MBIA Insured

        2,600   Dallas-Ft. Worth International Airport Facility Improvement          11/09 at 101.00        CCC+          2,301,598
                 Corporation, Texas, Revenue Bonds, American Airlines Inc.,
                 Series 1999, 6.375%, 5/01/35 (Alternative Minimum Tax)

        2,000   Houston, Texas, Subordinate Lien Airport System Revenue Bonds,        7/10 at 100.00         AAA          2,057,580
                 Series 2000A, 5.625%, 7/01/30 - FSA Insured
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        9,860   Total Transportation                                                                                      9,795,652
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 24.1% (16.0% OF TOTAL INVESTMENTS) (4)

                Bell County Health Facilities Development Corporation, Texas,
                Retirement Facility Revenue Bonds, Buckner Retirement Services
                Inc. Obligated Group, Series 1998:
        3,400    5.250%, 11/15/19 (Pre-refunded 11/15/08)                            11/08 at 101.00         AAA          3,515,736
        5,000    11/15/28 (Pre-refunded 11/15/08)                                    11/08 at 101.00         AAA          5,170,200

          295   Coppell Independent School District, Dallas County, Texas,             8/09 at 75.34         Aaa            214,733
                 Unlimited Tax School Building and Refunding Bonds,
                 Series 1992, 0.000%, 8/15/14 (Pre-refunded 8/15/09) -
                 MBIA Insured

                Gregg County Health Facilities Development Corporation, Texas,
                Hospital Revenue Bonds, Good Shepherd Medical Center Project,
                Series 2000:
        2,000    6.875%, 10/01/20 (Pre-refunded 10/01/10) - RAAI Insured             10/10 at 101.00      AA (4)          2,250,200
        3,250    6.375%, 10/01/25 (Pre-refunded 10/01/10) - RAAI Insured             10/10 at 101.00      AA (4)          3,615,268

          500   Harris County Health Facilities Development Corporation, Texas,       8/11 at 100.00         AAA            550,585
                 Revenue Bonds, St. Luke's Episcopal Hospital, Series 2001A,
                 5.500%, 2/15/21 (Pre-refunded 8/15/11)

        1,400   Judson Independent School District, Bexar County, Texas,              2/11 at 100.00         Aaa          1,513,484
                 General Obligation Refunding Bonds, Series 2002,
                 5.250%, 2/01/21 (Pre-refunded 2/01/11)

        1,000   North Central Texas Health Facilities Development Corporation,          No Opt. Call         AAA          1,167,490
                 Hospital Revenue Bonds, Presbyterian Healthcare System,
                 Series 1996B, 5.750%, 6/01/26 - MBIA Insured (ETM)

        1,075   Northside Independent School District, Bexar County, Texas,           8/10 at 100.00         AAA          1,168,826
                 Unlimited Tax School Building and Refunding Bonds,
                 Series 2000, 5.875%, 8/15/25 (Pre-refunded 8/15/10)

        1,760   Parker County Hospital District, Texas, Hospital Revenue Bonds,       8/09 at 102.00     BB- (4)          1,902,278
                 Campbell Health System, Series 1999, 6.250%, 8/15/19
                 (Pre-refunded 8/15/09)

        2,500   Retama Development Corporation, Texas, Special Facilities            12/17 at 100.00         AAA          3,280,575
                 Revenue Bonds, Retama Park Racetrack, Series 1993,
                 8.750%, 12/15/18 (Pre-refunded 12/15/17) (5)

        1,750   San Antonio, Texas, Electric and Gas System Revenue Refunding         2/12 at 100.00         AAA          1,926,505
                 Bonds, Series 2002, 5.375%, 2/01/20 (Pre-refunded 2/01/12)


                                       38

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (4) (continued)

$       1,440   South Texas Community College District, General Obligation            8/12 at 100.00         AAA     $    1,615,262
                 Bonds, Series 2002, 5.500%, 8/15/17 (Pre-refunded 8/15/12) -
                 AMBAC Insured

        1,050   Tarrant County Health Facilities Development Corporation,            11/08 at 101.00         Aaa          1,087,349
                 Texas, Hospital Revenue Bonds, Adventist Health System -
                 Sunbelt Obligated Group, Series 1998, 5.375%, 11/15/20
                 (Pre-refunded 11/15/08)

        3,500   Tarrant County Health Facilities Development Corporation, Texas,     11/10 at 101.00      A+ (4)          3,928,190
                 Hospital Revenue Bonds, Adventist Health System - Sunbelt
                 Obligated Group, Series 2000, 6.625%, 11/15/20
                 (Pre-refunded 11/15/10)

        1,000   Tyler Health Facilities Development Corporation, Texas, Hospital      7/12 at 100.00    Baa1 (4)          1,135,830
                 Revenue Bonds, Mother Frances Hospital Regional Healthcare
                 Center, Series 2001, 6.000%, 7/01/31 (Pre-refunded 7/01/12)

------------------------------------------------------------------------------------------------------------------------------------
       30,920   Total U.S. Guaranteed                                                                                    34,042,511
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 9.3% (6.2% OF TOTAL INVESTMENTS)

        2,560   Brazos River Authority, Texas, Pollution Control Revenue              4/13 at 101.00        Caa1          2,653,952
                 Refunding Bonds, TXU Electric Company, Series 1999C,
                 7.700%, 3/01/32 (Alternative Minimum Tax)

        2,400   Brazos River Authority, Texas, Revenue Bonds, Reliant Energy Inc.,    4/09 at 101.00        BBB-          2,346,264
                 Series 1999A, 5.375%, 4/01/19

        5,000   Brownsville, Texas, Utility System Priority Revenue Bonds,            9/15 at 100.00         AAA          5,180,050
                 Series 2005A, 5.000%, 9/01/27 - AMBAC Insured

        2,000   Harris County Health Facilities Development Corporation, Texas,       2/10 at 100.00         AAA          2,064,860
                 Thermal Utility Revenue Bonds, TECO Project, Series 2000,
                 5.750%, 2/15/15 - AMBAC Insured (Alternative Minimum Tax)

        1,000   Matagorda County Navigation District 1, Texas, Revenue Bonds,         5/09 at 101.00        BBB-            978,310
                 Reliant Energy Inc., Series 1999B, 5.950%, 5/01/30
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       12,960   Total Utilities                                                                                          13,223,436
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 11.0% (7.3% OF TOTAL INVESTMENTS)

                Coastal Water Authority, Texas, Contract Revenue Bonds, Houston
                Water Projects, Series 2004:
        1,005    5.000%, 12/15/20 - FGIC Insured                                     12/14 at 100.00         Aaa          1,062,657
        1,030    5.000%, 12/15/21 - FGIC Insured                                     12/14 at 100.00         Aaa          1,082,777

        3,000   Houston, Texas, First Lien Combined Utility System Revenue            5/14 at 100.00         Aaa          3,154,530
                 Bonds, Series 2004A, 5.250%, 5/15/23 - FGIC Insured

        3,500   Houston, Texas, Junior Lien Water and Sewerage System                12/11 at 100.00         AAA          3,852,205
                 Revenue Refunding Bonds, Series 2001A, 5.500%, 12/01/17 -
                 FSA Insured

                Irving, Texas, Subordinate Lien Waterworks and Sewerage
                Revenue Bonds, Series 2004:
        1,680    5.000%, 8/15/22 - AMBAC Insured                                      8/14 at 100.00         AAA          1,766,419
        1,760    5.000%, 8/15/23 - AMBAC Insured                                      8/14 at 100.00         AAA          1,844,357

        1,260   Rowlett, Rockwall and Dallas Counties, Texas, Waterworks              3/14 at 100.00         AAA          1,324,273
                 and Sewerage System Revenue Bonds, Series 2004A,
                 5.000%, 3/01/22 - MBIA Insured

        1,500   Texas Water Development Board, Senior Lien State Revolving            7/09 at 100.00         AAA          1,544,550
                 Fund Revenue Bonds, Series 1999A, 5.500%, 7/15/21

------------------------------------------------------------------------------------------------------------------------------------
       14,735   Total Water and Sewer                                                                                    15,631,768
------------------------------------------------------------------------------------------------------------------------------------
$     218,093   Total Investments (cost $206,214,181) - 150.4%                                                          212,848,996
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (2.7)%                                                                       (3,775,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.1%                                                                      1,445,527
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (48.8)% (6)                                                    (69,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  141,519,523
                ====================================================================================================================

NTX
Nuveen Texas Quality Income Municipal Fund (continued)
Portfolio of INVESTMENTS January 31, 2008 (Unaudited)


                    The Fund may invest in "zero coupon" securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

                    The AAA ratings shown in the Portfolio of Investments reflect the AAA ratings on certain bonds insured by AMBAC, FGIC or MBIA as of January 31, 2008. Subsequent to January 31, 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and FGIC-insured bonds experienced further downgrades such that they no longer carry AAA ratings which had the effect of reducing the rating of many (if not all) of the bonds insured by that particular insurer. One or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.

               (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

               (5) The issuer has received a formal adverse determination from the Internal Revenue Service (the "IRS") regarding the tax-exempt status of the bonds' coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time it is formally determined that the interest on the bonds should be treated as taxable.

               (6) Preferred Shares, at Liquidation Value as a percentage of total investments is (32.4)%.

               N/R  Not rated.

             WI/DD  Purchased on a when-issued or delayed delivery basis.

             (ETM)  Escrowed to maturity.

              (IF)  Inverse floating rate investment.

              (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

Statement of
ASSETS & LIABILITIES
                                                    January 31, 2008 (Unaudited)

                                                      ARIZONA           ARIZONA          ARIZONA           ARIZONA            TEXAS
                                                      PREMIUM          DIVIDEND         DIVIDEND          DIVIDEND          QUALITY
                                                       INCOME         ADVANTAGE      ADVANTAGE 2       ADVANTAGE 3           INCOME
                                                        (NAZ)             (NFZ)            (NKR)             (NXE)            (NTX)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $91,791,608,
   $34,883,923, $54,768,668, $66,942,970
   and $206,214,181, respectively)                $95,268,570       $35,741,687      $56,807,865       $68,496,432     $212,848,996
Cash                                                  371,966                --               --                --          131,962
Receivables:
   Interest                                           664,069           272,662          435,636           459,246        3,159,382
   Investments sold                                        --                --               --                --           22,043
Other assets                                            1,333             1,184            2,920             7,953            3,222
------------------------------------------------------------------------------------------------------------------------------------
   Total assets                                    96,305,938        36,015,533       57,246,421        68,963,631      216,165,605
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                             --           294,683          376,567           528,635               --
Floating rate obligations                           3,300,000         1,180,000        2,015,000         2,545,000        3,775,000
Payable for investments purchased                          --                --               --                --        1,064,370
Accrued expenses:
   Management fees                                     50,052            12,725           17,826            21,991          112,613
   Other                                               17,574             6,114           16,041             4,399          181,512
Common share dividends payable                        205,672            77,698          133,433           164,725          472,914
Preferred share dividends payable                      18,408             2,235            1,642             6,290           39,673
------------------------------------------------------------------------------------------------------------------------------------
   Total liabilities                                3,591,706         1,573,455        2,560,509         3,271,040        5,646,082
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value             30,000,000        12,000,000       18,500,000        22,000,000       69,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares            $62,714,232       $22,442,078      $36,185,912       $43,692,591     $141,519,523
====================================================================================================================================
Common shares outstanding                           4,468,210         1,549,939        2,438,516         3,067,630        9,495,144
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)          $     14.04       $     14.48      $     14.84       $     14.24     $      14.90
====================================================================================================================================

NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share           $    44,682       $    15,499      $    24,385       $    30,676     $     94,951
Paid-in surplus                                    62,143,653        21,926,440       34,560,956        43,248,456      134,624,791
Undistributed (Over-distribution of)
   net investment income                              (43,352)          (47,514)         (72,230)         (146,843)         (24,998)
Accumulated net realized gain (loss)
   from investments and
   derivative transactions                         (2,907,713)         (310,111)        (366,396)         (993,160)         189,964
Net unrealized appreciation
   (depreciation) of investments
   and derivative transactions                      3,476,962           857,764        2,039,197         1,553,462        6,634,815
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares            $62,714,232       $22,442,078      $36,185,912       $43,692,591     $141,519,523
====================================================================================================================================
Authorized shares:
   Common                                         200,000,000         Unlimited        Unlimited         Unlimited        Unlimited
   Preferred                                        1,000,000         Unlimited        Unlimited         Unlimited        Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

Statement of
OPERATIONS
                                   Six Months Ended January 31, 2008 (Unaudited)
                                                      ARIZONA           ARIZONA          ARIZONA           ARIZONA            TEXAS
                                                      PREMIUM          DIVIDEND         DIVIDEND          DIVIDEND          QUALITY
                                                       INCOME         ADVANTAGE      ADVANTAGE 2       ADVANTAGE 3           INCOME
                                                        (NAZ)             (NFZ)            (NKR)             (NXE)            (NTX)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                  $2,412,462         $ 849,504       $1,380,028        $1,632,993      $ 5,387,681
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                       294,276           109,365          173,248           208,239          663,718
Preferred shares - auction fees                        37,808            15,123           23,315            27,725           86,958
Preferred shares - dividend disbursing agent fees       5,016             5,016            5,020             5,035           10,034
Shareholders' servicing agent fees and expenses         1,972               196              129               130            5,385
Interest expense on floating rate obligations          66,938            21,941           38,173            48,067           68,011
Custodian's fees and expenses                          11,817            10,452           16,500            12,064           32,099
Directors'/Trustees' fees and expenses                    916               549              233             1,013            2,247
Professional fees                                       7,083             3,731            4,114             4,277            7,286
Shareholders' reports - printing and mailing expenses  10,937             5,959            8,135             8,366           20,629
Stock exchange listing fees                             4,860                63              104               131            4,856
Investor relations expense                              5,144             1,996            2,976             3,643           11,762
Other expenses                                          6,481             5,216            5,410             6,736            9,302
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian
   fee credit and expense reimbursement               453,248           179,607          277,357           325,426          922,287
   Custodian fee credit                                (6,977)           (3,927)          (4,825)           (1,689)          (7,647)
   Expense reimbursement                                   --           (34,490)         (68,295)          (87,468)               --
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                          446,271           141,190          204,237           236,269          914,640
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                               1,966,191           708,314        1,175,791         1,396,724        4,473,041
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
   Investments                                       (947,630)         (207,525)        (253,931)         (411,691)         215,723
   Futures                                            (46,730)         (144,540)              --                --               --
Change in net unrealized
   appreciation (depreciation) of:
   Investments                                      1,097,654           319,993          605,625           559,517          744,683
   Futures                                                 --            42,042               --                --               --
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)               103,294             9,970          351,694           147,826          960,406
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                           (521,611)         (192,709)        (284,490)         (400,441)      (1,121,262)
From accumulated net realized gains                        --            (6,331)         (47,034)               --         (186,315)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable
   to Common shares from distributions
   to Preferred shareholders                         (521,611)         (199,040)        (331,524)         (400,441)     (1,307,577)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
   net assets applicable to
   Common shares from operations                   $1,547,874         $ 519,244       $1,195,961        $1,144,109      $ 4,125,870
====================================================================================================================================

                                 See accompanying notes to financial statements.

Statement of
CHANGES in NET ASSETS (Unaudited)
                                            ARIZONA                            ARIZONA                            ARIZONA
                                     PREMIUM INCOME (NAZ)              DIVIDEND ADVANTAGE (NFZ)          DIVIDEND ADVANTAGE 2 (NKR)
                                -----------------------------        ---------------------------       -----------------------------
                                 SIX MONTHS                          SIX MONTHS                         SIX MONTHS
                                      ENDED        YEAR ENDED             ENDED       YEAR ENDED             ENDED       YEAR ENDED
                                    1/31/08           7/31/07           1/31/08          7/31/07           1/31/08          7/31/07
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income           $ 1,966,191       $ 3,728,433        $  708,314      $ 1,413,692       $ 1,175,791      $ 2,350,259
Net realized gain (loss) from:
   Investments                     (947,630)          189,070          (207,525)          66,786          (253,931)         241,754
   Forward swaps                         --                --                --               --                --               --
   Futures                          (46,730)               --          (144,540)              --                --               --
Change in net unrealized
   appreciation (depreciation) of:
   Investments                    1,097,654          (676,216)          319,993         (293,258)          605,625         (656,316)
   Forward swaps                         --                --                --               --                --               --
   Futures                               --                --            42,042          (42,042)               --               --
Distributions to
   Preferred shareholders:
   From net investment income      (521,611)         (996,807)         (192,709)        (378,572)         (284,490)        (593,932)
   From accumulated
      net realized gains                 --                --            (6,331)         (24,096)          (47,034)         (24,790)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                1,547,874         2,244,480           519,244          742,510         1,195,961        1,316,975
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income       (1,367,272)       (2,734,545)         (497,531)      (1,105,248)         (870,438)      (1,803,414)
From accumulated net
   realized gains                        --                --           (18,444)         (95,091)         (142,165)         (98,537)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders        (1,367,272)       (2,734,545)         (515,975)      (1,200,339)       (1,012,603)      (1,901,951)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions         --                --                --           35,133            26,874           95,591
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares
   from capital share transactions       --                --                --           35,133            26,874           95,591
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares      180,602          (490,065)            3,269         (422,696)          210,232         (489,385)
Net assets applicable to Common
   shares at the beginning
   of period                     62,533,630        63,023,695        22,438,809       22,861,505        35,975,680       36,465,065
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period  $62,714,232       $62,533,630       $22,442,078      $22,438,809       $36,185,912      $35,975,680
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income
   at the end of period         $   (43,352)      $  (120,660)      $   (47,514)     $   (65,588)      $   (72,230)     $   (93,093)
====================================================================================================================================

                                 See accompanying notes to financial statements.

Statement of
CHANGES in NET ASSETS (continued) (Unaudited)
                                                                              ARIZONA                             TEXAS
                                                                      DIVIDEND ADVANTAGE 3 (NXE)            QUALITY INCOME (NTX)
                                                                     ----------------------------       ----------------------------
                                                                     SIX MONTHS                         SIX MONTHS
                                                                          ENDED       YEAR ENDED             ENDED       YEAR ENDED
                                                                        1/31/08          7/31/07           1/31/08          7/31/07
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                $ 1,396,724     $ 2,758,019       $ 4,473,041      $ 9,028,772
Net realized gain (loss) from:
   Investments                                                          (411,691)         75,705           215,723          896,242
   Forward swaps                                                              --          10,344                --               --
   Futures                                                                    --              --                --               --
Change in net unrealized appreciation (depreciation) of:
   Investments                                                           559,517        (354,681)          744,683       (1,939,151)
   Forward swaps                                                              --         (48,098)               --               --
   Futures                                                                    --              --                --               --
Distributions to Preferred shareholders:
   From net investment income                                           (400,441)       (755,446)       (1,121,262)      (2,392,641)
   From accumulated net realized gains                                        --              --          (186,315)         (97,712)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                                                     1,144,109       1,685,843         4,125,870        5,495,510
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                            (1,003,116)     (2,049,116)       (3,313,806)      (6,921,959)
From accumulated net realized gains                                           --              --          (530,779)        (344,674)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders                                             (1,003,116)     (2,049,116)       (3,844,585)      (7,266,633)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions                                              --           1,401                --               --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares
   from capital share transactions                                            --           1,401                --               --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                                           140,993        (361,872)          281,285       (1,771,123)
Net assets applicable to Common
   shares at the beginning of period                                  43,551,598      43,913,470       141,238,238      143,009,361
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                                       $43,692,591     $43,551,598      $141,519,523     $141,238,238
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income
   at the end of period                                              $  (146,843)    $  (140,010)     $    (24,998)    $    (62,971)
====================================================================================================================================

                                 See accompanying notes to financial statements.

Notes to
FINANCIALSTATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The state funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen Arizona Premium Income Municipal Fund, Inc. (NAZ), Nuveen Arizona Dividend Advantage Municipal Fund (NFZ), Nuveen Arizona Dividend Advantage Municipal Fund 2 (NKR), Nuveen Arizona Dividend Advantage Municipal Fund 3 (NXE) and Nuveen Texas Quality Income Municipal Fund
(NTX). Common shares of Arizona Premium Income (NAZ) and Texas Quality Income
(NTX) are traded on the New York Stock Exchange while Common shares of Arizona Dividend Advantage (NFZ), Arizona Dividend Advantage 2 (NKR) and Arizona Dividend Advantage 3 (NXE) are traded on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Each Fund seeks to provide current income exempt from both regular federal and designated state income taxes by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within a single state or certain U.S. territories.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service may establish fair value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. Prices of forward swap contracts are also provided by an independent pricing service approved by each Fund's Board of Directors/Trustees. Futures contracts are valued using the closing settlement price, or in the absence of such a price, at the mean of the bid and asked prices. If the pricing service is unable to supply a price for a municipal bond, forward swap or futures contract, each Fund may use market quotes provided by major broker/dealers in such investments. If it is determined that the market price for an investment or derivative instrument is unavailable or inappropriate, the Board of Directors/Trustees of the Funds, or its designee, may establish fair value in accordance with procedures established in good faith by the Board of Directors/Trustees. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At January 31, 2008, Texas Quality Income (NTX) had outstanding when-issued/delayed-delivery purchase commitments of $1,064,370. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Notes to
FINANCIAL STATEMENTS (continued) (Unaudited)



Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Effective January 31, 2008, the Funds adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether it is "more-likely-than-not" (i.e. greater than 50-percent) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current year.

Implementation of FIN 48 required management of the Funds to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for examination by taxing authorities (i.e. generally the last four tax year ends and the interim tax period since then). The Funds have no examinations in progress.

For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Funds has reviewed all tax positions taken or expected to be taken in the preparation of the Funds' tax returns and concluded the adoption of FIN 48 resulted in no impact to the Funds' net assets or results of operations as of and during the six months ended January 31, 2008.

The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Preferred Shares

The Funds have issued and outstanding Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's Preferred shares are issued in one or more Series. The dividend rate paid by the Funds on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                                                      ARIZONA           ARIZONA          ARIZONA           ARIZONA            TEXAS
                                                      PREMIUM          DIVIDEND         DIVIDEND          DIVIDEND          QUALITY
                                                       INCOME         ADVANTAGE      ADVANTAGE 2       ADVANTAGE 3           INCOME
                                                        (NAZ)             (NFZ)            (NKR)             (NXE)            (NTX)
------------------------------------------------------------------------------------------------------------------------------------
Number of shares:
   Series M                                                --                --               --               880              760
   Series T                                                --               480               --                --               --
   Series W                                                --                --              740                --               --
   Series TH                                            1,200                --               --                --            2,000
------------------------------------------------------------------------------------------------------------------------------------
Total                                                   1,200               480              740               880            2,760
====================================================================================================================================

Inverse Floating Rate Securities

Each Fund may invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond's par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an "inverse floater") that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond's downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond's value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an "externally-deposited inverse floater"), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a "self-deposited inverse floater"). A Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a "recourse trust" or "credit recovery swap") with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates, as well as any shortfalls in interest cash flows. The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as an "Inverse floating rate investment". An investment in a self-deposited inverse floater, recourse trust or credit recovery swap is accounted for as a financing transaction in accordance with Statement of Financial Accounting Standards (SFAS) No. 140 "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities". In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as an "Underlying bond of an inverse floating rate trust", with the Fund accounting for the short-term floating rate certificates issued by the trust as "Floating rate obligations" on the Statement of Assets and Liabilities. In addition, the Fund reflects in Investment Income the entire earnings of the underlying bond and accounts for the related interest paid to the holders of the short-term floating rate certificates as "Interest expense on floating rate obligations" in the Statement of Operations.

During the six months ended January 31, 2008, each Fund invested in externally deposited inverse floaters and/or self-deposited inverse floaters.

Notes to
FINANCIAL STATEMENTS (continued) (Unaudited)


The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the six months ended January 31, 2008, were as follows:

                                                      ARIZONA           ARIZONA          ARIZONA           ARIZONA            TEXAS
                                                      PREMIUM          DIVIDEND         DIVIDEND          DIVIDEND          QUALITY
                                                       INCOME         ADVANTAGE      ADVANTAGE 2       ADVANTAGE 3           INCOME
                                                        (NAZ)             (NFZ)            (NKR)             (NXE)            (NTX)
------------------------------------------------------------------------------------------------------------------------------------
Average floating rate obligations                  $3,684,329        $1,207,807       $2,102,880        $2,650,180       $3,775,000
Average annual interest rate and fees                   3.60%             3.60%            3.60%             3.60%            3.57%
====================================================================================================================================

Forward Swap Transactions

Each Fund is authorized to invest in forward interest rate swap transactions. Each Fund's use of forward interest rate swap transactions is intended to help the Fund manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Fund's interest rate sensitivity with that of the broader municipal market. Forward interest rate swap transactions involve each Fund's agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The amount of the payment obligation is based on the notional amount of the forward swap contract and the termination date of the swap (which is akin to a bond's maturity). The value of the Fund's swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap's termination date increases or decreases. The Funds may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. Each Fund intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. To reduce such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when any of the Funds have an unrealized loss on a swap contract, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate, either up or down, by at least the predetermined threshold amount. None of the Funds invested in forward interest rate swap transactions during the six months ended January 31, 2008.

Futures Contracts

Each Fund is authorized to invest in futures contracts. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect the changes in market value of the contract. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized on the Statement of Assets and Liabilities. Additionally, the Statement of Assets and Liabilities reflects a receivable or payable for the variation margin when applicable. Arizona Premium Income (NAZ) and Arizona Dividend Advantage (NFZ) were the only Funds to invest in futures contracts during the six months ended January 31, 2008.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications

Under the Funds' organizational documents, their Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common shares were as follows:

                                          ARIZONA PREMIUM           ARIZONA DIVIDEND          ARIZONA DIVIDEND
                                           INCOME (NAZ)              ADVANTAGE (NFZ)          ADVANTAGE 2 (NKR)
                                     ------------------------   -----------------------   -----------------------
                                     SIX MONTHS                 SIX MONTHS                SIX MONTHS
                                          ENDED    YEAR ENDED        ENDED   YEAR ENDED        ENDED   YEAR ENDED
                                        1/31/08       7/31/07      1/31/08      7/31/07      1/31/08      7/31/07
-----------------------------------------------------------------------------------------------------------------
Common shares issued to shareholders
   due to reinvestment of distributions      --            --           --        2,295        1,829        6,191
=================================================================================================================
                                                                    ARIZONA DIVIDEND           TEXAS QUALITY
                                                                    ADVANTAGE 3 (NXE)           INCOME (NTX)
                                                                -----------------------   -----------------------
                                                                SIX MONTHS                SIX MONTHS
                                                                     ENDED   YEAR ENDED        ENDED   YEAR ENDED
                                                                   1/31/08      7/31/07      1/31/08      7/31/07
-----------------------------------------------------------------------------------------------------------------
Common shares issued to shareholders
   due to reinvestment of distributions                                 --           99           --           --
=================================================================================================================

Notes to
FINANCIAL STATEMENTS (continued) (Unaudited)



3. INVESTMENT TRANSACTIONS

Purchases and sales (including maturities but excluding short-term investments and derivative transactions) during the six months ended January 31, 2008, were as follows:

                                                      ARIZONA           ARIZONA          ARIZONA           ARIZONA            TEXAS
                                                      PREMIUM          DIVIDEND         DIVIDEND          DIVIDEND          QUALITY
                                                       INCOME         ADVANTAGE      ADVANTAGE 2       ADVANTAGE 3           INCOME
                                                        (NAZ)             (NFZ)            (NKR)             (NXE)            (NTX)
------------------------------------------------------------------------------------------------------------------------------------
Purchases                                         $ 9,279,536        $1,805,037       $5,473,394        $5,841,989       $3,064,190
Sales and maturities                               10,490,315         1,619,682        5,651,243         6,219,086        3,002,826
====================================================================================================================================

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At January 31, 2008, the cost of investments was as follows:

                                                      ARIZONA           ARIZONA          ARIZONA           ARIZONA            TEXAS
                                                      PREMIUM          DIVIDEND         DIVIDEND          DIVIDEND          QUALITY
                                                       INCOME         ADVANTAGE      ADVANTAGE 2       ADVANTAGE 3           INCOME
                                                        (NAZ)             (NFZ)            (NKR)             (NXE)            (NTX)
------------------------------------------------------------------------------------------------------------------------------------
Cost of investments                               $88,463,889       $33,699,586      $52,859,020       $64,443,966     $202,215,799
====================================================================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2008, were as follows:

                                                      ARIZONA           ARIZONA          ARIZONA           ARIZONA            TEXAS
                                                      PREMIUM          DIVIDEND         DIVIDEND          DIVIDEND          QUALITY
                                                       INCOME         ADVANTAGE      ADVANTAGE 2       ADVANTAGE 3           INCOME
                                                        (NAZ)             (NFZ)            (NKR)             (NXE)            (NTX)
------------------------------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                    $4,049,419        $1,101,775       $2,456,281        $2,026,702       $8,006,281
   Depreciation                                      (544,874)         (239,514)        (527,882)         (514,075)      (1,292,539)
------------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
   of investments                                  $3,504,545        $  862,261       $1,928,399        $1,512,627       $6,713,742
====================================================================================================================================

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at July 31, 2007, the Funds' last tax year end, were as follows:

                                                      ARIZONA           ARIZONA          ARIZONA           ARIZONA            TEXAS
                                                      PREMIUM          DIVIDEND         DIVIDEND          DIVIDEND          QUALITY
                                                       INCOME         ADVANTAGE      ADVANTAGE 2       ADVANTAGE 3           INCOME
                                                        (NAZ)             (NFZ)            (NKR)             (NXE)            (NTX)
------------------------------------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *                 $94,638           $23,011          $66,180           $26,437         $457,648
Undistributed net ordinary income **                       --                --               --                --               --
Undistributed net long-term capital gains                  --            24,687          189,057                --          691,335
====================================================================================================================================

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on July 2, 2007, paid on August 1, 2007.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds' last tax year ended July 31, 2007, was designated for purposes of the dividends paid deduction as follows:

                                                      ARIZONA           ARIZONA          ARIZONA           ARIZONA            TEXAS
                                                      PREMIUM          DIVIDEND         DIVIDEND          DIVIDEND          QUALITY
                                                       INCOME         ADVANTAGE      ADVANTAGE 2       ADVANTAGE 3           INCOME
                                                        (NAZ)             (NFZ)            (NKR)             (NXE)            (NTX)
------------------------------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income           $3,727,652        $1,496,276       $2,402,229        $2,822,896       $9,349,744
Distributions from net ordinary income**                   --             3,027               --                --               --
Distributions from net long-term capital gains             --           119,187          123,327                --          442,386
====================================================================================================================================


** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At July 31, 2007, the Funds' last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:



                                                            ARIZONA      ARIZONA
                                                            PREMIUM     DIVIDEND
                                                             INCOME  ADVANTAGE 3
                                                              (NAZ)        (NXE)
--------------------------------------------------------------------------------
Expiration year:
   2011                                                  $  359,726    $      --
   2012                                                   1,553,627      158,487
   2013                                                          --      160,902
   2014                                                          --      218,127
--------------------------------------------------------------------------------
Total                                                    $1,913,353     $537,516
================================================================================

5. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Each Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. ("Nuveen"), and a specific fund-level component, based only on the amount of assets within each individual Fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS                            ARIZONA PREMIUM INCOME (NAZ)
(INCLUDING NET ASSETS                                 TEXAS QUALITY INCOME (NTX)
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For the next $3 billion                                                   .3875
For net assets over $5 billion                                            .3750
================================================================================

Notes to
FINANCIAL STATEMENTS (continued) (Unaudited)


                                                ARIZONA DIVIDEND ADVANTAGE (NFZ)
AVERAGE DAILY NET ASSETS                      ARIZONA DIVIDEND ADVANTAGE 2 (NKR)
(INCLUDING NET ASSETS                         ARIZONA DIVIDEND ADVANTAGE 3 (NXE)
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For net assets over $2 billion                                            .3750
================================================================================

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the tables below. As of January 31, 2008, the complex-level fee rate was .1847%.

Effective August 20, 2007, the complex-level fee schedule is as follows:

COMPLEX-LEVEL ASSET BREAKPOINT LEVEL (1)      EFFECTIVE RATE AT BREAKPOINT LEVEL
--------------------------------------------------------------------------------
$55 billion                                                               .2000%
$56 billion                                                               .1996
$57 billion                                                               .1989
$60 billion                                                               .1961
$63 billion                                                               .1931
$66 billion                                                               .1900
$71 billion                                                               .1851
$76 billion                                                               .1806
$80 billion                                                               .1773
$91 billion                                                               .1691
$125 billion                                                              .1599
$200 billion                                                              .1505
$250 billion                                                              .1469
$300 billion                                                              .1445
================================================================================

Prior to August 20, 2007, the complex-level fee schedule was as follows:


COMPLEX-LEVEL ASSET BREAKPOINT LEVEL (1)      EFFECTIVE RATE AT BREAKPOINT LEVEL
--------------------------------------------------------------------------------
$55 billion                                                               .2000%
$56 billion                                                               .1996
$57 billion                                                               .1989
$60 billion                                                               .1961
$63 billion                                                               .1931
$66 billion                                                               .1900
$71 billion                                                               .1851
$76 billion                                                               .1806
$80 billion                                                               .1773
$91 billion                                                               .1698
$125 billion                                                              .1617
$200 billion                                                              .1536
$250 billion                                                              .1509
$300 billion                                                              .1490
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to preferred stock issued by or borrowings by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors/Trustees has adopted a deferred compensation plan for independent Directors/Trustees that enables Directors/Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

For the first ten years of Arizona Dividend Advantage's (NFZ) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                           YEAR ENDING
JANUARY 31,                                           JANUARY 31,
--------------------------------------------------------------------------------
2001*                       .30%                      2007                  .25%
2002                        .30                       2008                  .20
2003                        .30                       2009                  .15
2004                        .30                       2010                  .10
2005                        .30                       2011                  .05
2006                        .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Arizona Dividend Advantage (NFZ) for any portion of its fees and expenses beyond January 31, 2011.

For the first ten years of Arizona Dividend Advantage 2's (NKR) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                           YEAR ENDING
MARCH 31,                                             MARCH 31,
--------------------------------------------------------------------------------
2002*                       .30%                      2008                  .25%
2003                        .30                       2009                  .20
2004                        .30                       2010                  .15
2005                        .30                       2011                  .10
2006                        .30                       2012                  .05
2007                        .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Arizona Dividend Advantage 2 (NKR) for any portion of its fees and expenses beyond March 31, 2012.

Notes to
FINANCIAL STATEMENTS (continued) (Unaudited)



For the first eight years of Arizona Dividend Advantage 3's (NXE) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                           YEAR ENDING
SEPTEMBER 30,                                         SEPTEMBER 30,
--------------------------------------------------------------------------------
2002*                       .32%                      2007                  .32%
2003                        .32                       2008                  .24
2004                        .32                       2009                  .16
2005                        .32                       2010                  .08
2006                        .32
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Arizona Dividend Advantage 3 (NXE) for any portion of its fees and expenses beyond September 30, 2010.

Agreement and Plan of Merger

On June 20, 2007, Nuveen Investments announced that it had entered into a definitive Agreement and Plan of Merger ("Merger Agreement") with Windy City Investments, Inc. ("Windy City"), a corporation formed by investors led by Madison Dearborn Partners, LLC ("Madison Dearborn"), pursuant to which Windy City would acquire Nuveen Investments. Madison Dearborn is a private equity investment firm based in Chicago, Illinois. The merger was consummated on November 13, 2007.

The consummation of the merger was deemed to be an "assignment" (as that term is defined in the Investment Company Act of 1940) of the investment management agreement between each Fund and the Adviser, and resulted in the automatic termination of each Fund's agreement. The Board of Directors/Trustees of each Fund considered and approved a new investment management agreement with the Adviser on the same terms as the previous agreements. Each new ongoing agreement, was approved by the shareholders of each Fund and took effect on November 13, 2007.

The investors led by Madison Dearborn includes an affiliate of Merrill Lynch. As a result, Merrill Lynch is an indirect "affiliated person" (as that term is defined in the Investment Company Act of 1940) of each Fund. Certain conflicts of interest may arise as a result of such indirect affiliation. For example, the Funds are generally prohibited from entering into principal transactions with Merrill Lynch and its affiliates. The Adviser does not believe that any such prohibitions or limitations as a result of Merrill Lynch's affiliation will significantly impact the ability of the Funds to pursue their investment objectives and policies.

6. NEW ACCOUNTING PRONOUNCEMENT

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of January 31, 2008, management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements included within the Statement of Operations for the period.

7. SUBSEQUENT EVENTS

Auction Rate Preferred Markets

Beginning in February 2008, more shares for sale were submitted in the regularly scheduled auctions for the Municipal Auction Preferred shares issued by the Funds than there were offers to buy. This meant that these auctions "failed to clear," and that many Municipal Auction Preferred shareholders who wanted to sell their shares in these auctions were unable to do so. Municipal Auction Preferred shareholders unable to sell their shares received distributions at the "maximum rate" calculated in accordance with the pre-established terms of the Municipal Auction Preferred shares.

These developments generally do not affect the management or investment policies of the Funds. However, one implication of these auction failures for Common shareholders is that the Funds' cost of leverage will be higher than it otherwise would have been had the auctions continued to be successful. As a result, the Funds' future Common share earnings may be lower than they otherwise would have been.

Distributions to Common Shareholders

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on March 3, 2008, to shareholders of record on February 15, 2008, as follows:

                                                      ARIZONA           ARIZONA          ARIZONA           ARIZONA            TEXAS
                                                      PREMIUM          DIVIDEND         DIVIDEND          DIVIDEND          QUALITY
                                                       INCOME         ADVANTAGE      ADVANTAGE 2       ADVANTAGE 3           INCOME
                                                        (NAZ)             (NFZ)            (NKR)             (NXE)            (NTX)
------------------------------------------------------------------------------------------------------------------------------------
Dividend per share                                     $.0510            $.0525           $.0585            $.0545           $.0570
====================================================================================================================================

Financial
HIGHLIGHTS (Unaudited)

Selected data for a Common share outstanding throughout each period:

                                                     Investment Operations
                              ------------------------------------------------------------------
                                                         Distributions   Distributions
                                                              from Net            from
                   Beginning                                Investment         Capital
                      Common                       Net       Income to        Gains to
                       Share         Net     Realized/       Preferred       Preferred
                   Net Asset  Investment    Unrealized          Share-          Share-
                       Value      Income    Gain (Loss)        holders+        holders+    Total
================================================================================================
ARIZONA PREMIUM
INCOME (NAZ)
------------------------------------------------------------------------------------------------
Year Ended 7/31:
2008(b)               $14.00       $ .44         $ .03           $(.12)           $ --     $ .35
2007                   14.10         .83          (.10)           (.22)             --       .51
2006                   14.53         .83          (.39)           (.18)             --       .26
2005                   14.04         .86           .56            (.09)             --      1.33
2004                   13.66         .92           .43            (.05)             --      1.30
2003                   14.25         .97         (.57)            (.07)             --       .33

ARIZONA DIVIDEND
ADVANTAGE (NFZ)
------------------------------------------------------------------------------------------------
Year Ended 7/31:
2008(b)                14.48         .46          (.01)           (.12)             --*      .33
2007                   14.77         .91          (.17)           (.24)           (.02)      .48
2006                   15.37         .93          (.40)           (.20)           (.01)      .32
2005                   15.00         .97           .46            (.10)             --      1.33
2004                   14.45         .99           .57            (.06)             --      1.50
2003                   14.81        1.00          (.38)           (.07)           (.01)      .54
================================================================================================
                                   Less Distributions                                              Total Returns
                   -----------------------------------------------                            ----------------------
                          Net                             Offering                                           Based
                   Investment     Capital                Costs and    Ending                                    on
                    Income to    Gains to                Preferred    Common                   Based        Common
                       Common      Common                    Share     Share     Ending           on     Share Net
                       Share-      Share-             Underwriting     Asset     Market       Market         Asset
                      holders     holders    Total       Discounts     Value      Value        Value**       Value**
====================================================================================================================
ARIZONA PREMIUM
INCOME (NAZ)
--------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2008(b)                 $(.31)       $ --    $(.31)           $ --    $14.04     $13.09         2.56%         2.50%
2007                     (.61)         --     (.61)             --     14.00      13.07         (.22)         3.62
2006                     (.69)         --     (.69)             --     14.10      13.69        (5.62)         1.84
2005                     (.84)         --     (.84)             --     14.53      15.22         5.17          9.69
2004                     (.92)         --     (.92)             --     14.04      15.27         7.97          9.66
2003                     (.92)         --     (.92)             --     13.66      15.00        (5.98)         2.21

ARIZONA DIVIDEND
ADVANTAGE (NFZ)
--------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2008(b)                  (.32)       (.01)    (.33)             --     14.48      13.49         3.60          2.34
2007                     (.71)       (.06)    (.77)             --     14.48      13.35       (11.63)         3.24
2006                     (.84)       (.08)    (.92)             --     14.77      15.90         4.54          2.14
2005                     (.92)       (.04)    (.96)             --     15.37      16.08        10.88          9.04
2004                     (.91)       (.04)    (.95)             --     15.00      15.40         7.05         10.56
2003                     (.88)       (.04)    (.92)            .02     14.45      15.30         3.06          3.67
====================================================================================================================
                                                                  Ratios/Supplemental Data
                 -------------------------------------------------------------------------------------------------------------------
                                         Ratios to Average Net Assets                  Ratios to Average Net Assets
                                         Applicable to Common Shares                   Applicable to Common Shares
                                         Before Credit/Reimbursement                   After Credit/Reimbursement***
                                --------------------------------------------  -------------------------------------------
                      Ending
                         Net
                      Assets
                  Applicable        Expenses        Expenses           Net        Expenses        Expenses          Net   Portfolio
                   to Common       Including       Excluding    Investment       Including       Excluding   Investment    Turnover
                 Shares (000)   Interest++(a)   Interest++(a)       Income++  Interest++(a)   Interest++(a)      Income++      Rate
====================================================================================================================================
ARIZONA PREMIUM
INCOME (NAZ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2008(b)              $62,714       1.44%****       1.23%****     6.24%****       1.42%****       1.21%****    6.26%****          10%
2007                  62,534       1.32            1.24          5.81            1.30            1.21         5.84               13
2006                  63,024       1.21            1.21          5.83            1.19            1.19         5.84               22
2005                  64,822       1.20            1.20          5.91            1.19            1.19         5.92               17
2004                  62,431       1.22            1.22          6.49            1.21            1.21         6.50               26
2003                  60,547       1.25            1.25          6.81            1.24            1.24         6.82               17

ARIZONA DIVIDEND
ADVANTAGE (NFZ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2008(b)               22,442       1.60****        1.40****      5.96****        1.26****        1.06****     6.30****            5
2007                  22,439       1.48            1.38          5.74            1.10            1.00         6.12               19
2006                  22,862       1.36            1.36          5.79             .92             .92         6.23               24
2005                  23,753       1.34            1.34          5.82             .87             .87         6.28               18
2004                  23,153       1.30            1.30          6.10             .83             .83         6.57               24
2003                  22,290       1.35            1.35          6.11             .91             .91         6.55               20
====================================================================================================================================

                                                      Floating Rate Obligations
                Preferred Shares at End of Period          at End of Period
              --------------------------------------  --------------------------
                Aggregate   Liquidation                 Aggregate
                   Amount    and Market        Asset        Amount        Asset
              Outstanding         Value     Coverage   Outstanding     Coverage
                    (000)     Per Share    Per Share         (000)   Per $1,000
================================================================================
ARIZONA PREMIUM INCOME (NAZ)
--------------------------------------------------------------------------------
Year Ended 7/31:
2008(b)           $30,000       $25,000      $77,262        $3,300      $29,095
2007               30,000        25,000       77,111         4,708       20,653
2006               30,000        25,000       77,520            --           --
2005               30,000        25,000       79,019            --           --
2004               30,000        25,000       77,026            --           --
2003               30,000        25,000       75,456            --           --
ARIZONA DIVIDEND ADVANTAGE (NFZ)
--------------------------------------------------------------------------------
Year Ended 7/31:
2008(b)            12,000        25,000       71,754         1,180       30,188
2007               12,000        25,000       71,748         1,819       19,933
2006               12,000        25,000       72,628            --           --
2005               12,000        25,000       74,485            --           --
2004               12,000        25,000       73,235            --           --
2003               12,000        25,000       71,438            --           --
================================================================================

* Distributions from Capital Gains to Preferred Shareholders rounds to less than $.01 per share.

** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

     Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

***  After custodian fee credit and expense reimbursement, where applicable.

**** Annualized.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 - Inverse Floating Rate Securities.

(b)  For the six months ended January 31, 2008.

                                 See accompanying notes to financial statements.


                                  56-57 spread

Financial
HIGHLIGHTS (continued) (Unaudited)

Selected data for a Common share outstanding throughout each period:

                                                     Investment Operations
                              ------------------------------------------------------------------
                                                         Distributions   Distributions
                                                              from Net            from
                   Beginning                                Investment         Capital
                      Common                       Net       Income to        Gains to
                       Share         Net     Realized/       Preferred       Preferred
                   Net Asset  Investment    Unrealized          Share-          Share-
                       Value      Income    Gain (Loss)        holders+        holders+    Total
=================================================================================================
ARIZONA DIVIDEND
ADVANTAGE 2 (NKR)
-------------------------------------------------------------------------------------------------
Year Ended 7/31:
2008(c)               $14.76        $.48         $ .16           $(.12)          $(.02)    $ .50
2007                   15.00         .97          (.18)           (.24)           (.01)      .54
2006                   15.56         .96          (.37)           (.20)           (.01)      .38
2005                   15.10         .97           .59            (.11)           (.01)     1.44
2004                   14.57         .96           .53            (.06)             --      1.43
2003                   14.88         .96          (.31)           (.08)             --       .57

ARIZONA DIVIDEND
ADVANTAGE 3 (NXE)
-------------------------------------------------------------------------------------------------
Year Ended 7/31:
2008(c)                14.20         .46           .04            (.13)             --       .37
2007                   14.32         .90          (.10)           (.25)             --       .55
2006                   14.62         .88          (.26)           (.19)             --       .43
2005                   14.01         .89           .62            (.10)             --      1.41
2004                   13.45         .89           .54            (.06)             --      1.37
2003(b)                14.33         .66          (.67)           (.05)             --      (.06)
=================================================================================================
                                  Less Distributions                                              Total Returns
                  -----------------------------------------------                            ----------------------
                         Net                             Offering                                           Based
                  Investment     Capital                Costs and    Ending                                    on
                   Income to    Gains to                Preferred    Common                   Based        Common
                      Common      Common                    Share     Share     Ending           on     Share Net
                      Share-      Share-             Underwriting     Asset     Market       Market         Asset
                     holders     holders    Total       Discounts     Value      Value        Value**       Value**
===================================================================================================================
ARIZONA DIVIDEND
ADVANTAGE 2 (NKR)
-------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2008(c)               $ (.36)      $(.06)   $(.42)           $ --    $14.84     $14.03        (5.40)%        3.41%
2007                    (.74)       (.04)    (.78)             --     14.76      15.27         4.52          3.59
2006                    (.83)       (.11)    (.94)             --     15.00      15.37          .82          2.49
2005                    (.86)       (.12)    (.98)             --     15.56      16.19        16.30          9.74
2004                    (.86)       (.04)    (.90)             --     15.10      14.82         9.46          9.98
2003                    (.86)       (.01)    (.87)           (.01)    14.57      14.40        (3.53)         3.67

ARIZONA DIVIDEND
ADVANTAGE 3 (NXE)
-------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2008(c)                 (.33)         --     (.33)             --     14.24      13.41         2.27          2.62
2007                    (.67)         --     (.67)             --     14.20      13.44         4.21          3.81
2006                    (.73)         --     (.73)             --     14.32      13.52        (1.80)         3.03
2005                    (.80)         --     (.80)             --     14.62      14.48        15.11         10.21
2004                    (.80)         --     (.80)           (.01)    14.01      13.30         1.01         10.25
2003(b)                 (.61)         --     (.61)           (.21)    13.45      13.97        (2.76)        (2.05)
===================================================================================================================
                                                                   Ratios/Supplemental Data
                  ------------------------------------------------------------------------------------------------------------------
                                          Ratios to Average Net Assets                 Ratios to Average Net Assets
                                          Applicable to Common Shares                  Applicable to Common Shares
                                          Before Credit/Reimbursement                  After Credit/Reimbursement***
                                 -------------------------------------------- -------------------------------------------
                       Ending
                          Net
                       Assets
                   Applicable        Expenses        Expenses           Net       Expenses        Expenses          Net   Portfolio
                    to Common       Including       Excluding    Investment      Including       Excluding   Investment    Turnover
                  Shares (000)   Interest++(a)   Interest++(a)       Income++ Interest++(a)   Interest++(a)      Income++      Rate
====================================================================================================================================
ARIZONA DIVIDEND
ADVANTAGE 2 (NKR)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2008(c)               $36,186        1.53%***        1.32%***      6.10%***       1.13%***         .92%***     6.51%***          10%
2007                   35,976        1.39            1.29          5.92            .93             .83         6.38              14
2006                   36,465        1.28            1.28          5.88            .82             .82         6.34              11
2005                   37,704        1.27            1.27          5.76            .82             .82         6.22              11
2004                   36,543        1.27            1.27          5.83            .80             .80         6.30              14
2003                   35,237        1.27            1.27          5.78            .82             .82         6.23               4

ARIZONA DIVIDEND
ADVANTAGE 3 (NXE)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2008(c)                43,693        1.49***         1.27***       5.99***        1.08***          .86***      6.40***            9
2007                   43,552        1.36            1.26          5.69            .85             .75         6.19              15
2006                   43,913        1.26            1.26          5.63            .78             .78         6.12              12
2005                   44,829        1.25            1.25          5.63            .76             .76         6.12              15
2004                   42,983        1.25            1.25          5.80            .76             .76         6.29              22
2003(b)                41,247        1.19***         1.19***       5.05***         .73***          .73***      5.52***           16
====================================================================================================================================

                                                      Floating Rate Obligations
                Preferred Shares at End of Period          at End of Period
              --------------------------------------  --------------------------
                Aggregate   Liquidation                 Aggregate
                   Amount    and Market        Asset        Amount        Asset
              Outstanding         Value     Coverage   Outstanding     Coverage
                    (000)     Per Share    Per Share         (000)   Per $1,000
================================================================================
ARIZONA DIVIDEND ADVANTAGE 2 (NKR)
--------------------------------------------------------------------------------
Year Ended 7/31:
2008(c)           $18,500       $25,000      $73,900        $2,015      $28,139
2007               18,500        25,000       73,616         3,026       19,005
2006               18,500        25,000       74,277            --           --
2005               18,500        25,000       75,952            --           --
2004               18,500        25,000       74,382            --           --
2003               18,500        25,000       72,618            --           --

ARIZONA DIVIDEND ADVANTAGE 3 (NXE)
--------------------------------------------------------------------------------
Year Ended 7/31:
2008(c)            22,000        25,000       74,651         2,545       26,812
2007               22,000        25,000       74,490         3,755       18,459
2006               22,000        25,000       74,902            --           --
2005               22,000        25,000       75,942            --           --
2004               22,000        25,000       73,844            --           --
2003(b)            22,000        25,000       71,872            --           --
================================================================================

* Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

     Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

**   After custodian fee credit and expense reimbursement, where applicable.

***  Annualized.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 - Inverse Floating Rate Securities.

(b) For the period September 25, 2002 (commencement of operations) through July 31, 2003. (c) For the six months ended January 31, 2008.

                                 See accompanying notes to financial statements.


                                  58-59 spread

Financial
HIGHLIGHTS (continued) (Unaudited)
Selected data for a Common share outstanding throughout each period:

                                                     Investment Operations
                              ------------------------------------------------------------------
                                                         Distributions   Distributions
                                                              from Net            from
                   Beginning                                Investment         Capital
                      Common                       Net       Income to        Gains to
                       Share         Net     Realized/       Preferred       Preferred
                   Net Asset  Investment    Unrealized          Share-          Share-
                       Value      Income    Gain (Loss)        holders+        holders+    Total
================================================================================================
TEXAS QUALITY
INCOME (NTX)
------------------------------------------------------------------------------------------------
Year Ended 7/31:
2008(b)               $14.87       $ .47         $ .11           $(.12)          $(.02)    $ .44
2007                   15.06         .95          (.11)           (.25)           (.01)      .58
2006                   15.46         .96          (.32)           (.22)             --       .42
2005                   15.12        1.00           .41            (.13)             --      1.28
2004                   14.57        1.03           .55            (.07)             --      1.51
2003                   15.14        1.05          (.58)           (.08)             --       .39
================================================================================================
                                   Less Distributions                                              Total Returns
                   -----------------------------------------------                            ----------------------
                          Net                             Offering                                           Based
                   Investment     Capital                Costs and    Ending                                    on
                    Income to    Gains to                Preferred    Common                   Based        Common
                       Common      Common                    Share     Share     Ending           on     Share Net
                       Share-      Share-             Underwriting     Asset     Market       Market         Asset
                      holders     holders    Total       Discounts     Value      Value        Value**       Value**
====================================================================================================================
TEXAS QUALITY
INCOME (NTX)
--------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2008(b)                 $(.35)      $(.06)   $(.41)           $ --    $14.90     $13.67         1.38%         2.97%
2007                     (.73)       (.04)    (.77)             --     14.87      13.89         (.52)         3.82
2006                     (.82)         --     (.82)             --     15.06      14.71        (4.03)         2.77
2005                     (.94)         --     (.94)             --     15.46      16.19        17.83          8.61
2004                     (.96)         --     (.96)             --     15.12      14.59         5.87         10.51
2003                     (.95)       (.01)    (.96)             --     14.57      14.71         4.14          2.54
====================================================================================================================
                                                                  Ratios/Supplemental Data
                 -------------------------------------------------------------------------------------------------------------------
                                         Ratios to Average Net Assets                  Ratios to Average Net Assets
                                         Applicable to Common Shares                   Applicable to Common Shares
                                         Before Credit/Reimbursement                   After Credit/Reimbursement***
                                --------------------------------------------  -------------------------------------------
                      Ending
                         Net
                      Assets
                  Applicable        Expenses        Expenses           Net        Expenses        Expenses          Net   Portfolio
                   to Common       Including       Excluding    Investment       Including       Excluding   Investment    Turnover
                 Shares (000)   Interest++(a)   Interest++(a)       Income++  Interest++(a)   Interest++(a)      Income++      Rate
====================================================================================================================================
TEXAS QUALITY
INCOME (NTX)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2008(b)             $141,520        1.30%***        1.20%***      6.29%***        1.29%***        1.19%***     6.30%***           1%
2007                 141,238        1.24            1.18          6.24            1.22            1.16         6.26               9
2006                 143,009        1.19            1.19          6.31            1.18            1.18         6.33              13
2005                 146,718        1.18            1.18          6.42            1.16            1.16         6.44              14
2004                 143,233        1.18            1.18          6.77            1.18            1.18         6.77              16
2003                 137,975        1.20            1.20          6.93            1.19            1.19         6.94              12
====================================================================================================================================

                                                      Floating Rate Obligations
                Preferred Shares at End of Period          at End of Period
              --------------------------------------  --------------------------
                Aggregate   Liquidation                 Aggregate
                   Amount    and Market        Asset        Amount        Asset
              Outstanding         Value     Coverage   Outstanding     Coverage
                    (000)     Per Share    Per Share         (000)   Per $1,000
================================================================================
TEXAS QUALITY INCOME (NTX)
--------------------------------------------------------------------------------
Year Ended 7/31:
2008(b)           $69,000       $25,000      $76,275        $3,775      $56,767
2007               69,000        25,000       76,173         3,775       56,692
2006               69,000        25,000       76,815            --           --
2005               69,000        25,000       78,159            --           --
2004               69,000        25,000       76,896            --           --
2003               69,000        25,000       74,991            --           --
================================================================================

* Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

     Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

**   After custodian fee credit and expense reimbursement, where applicable.

***  Annualized.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 - Inverse Floating Rate Securities.

(b)  For the six months ended January 31, 2008.

                                 See accompanying notes to financial statements.


                                  60-61 spread

Reinvest Automatically
 EASILY and CONVENIENTLY

NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.

NUVEEN CLOSED-END FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional Fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund's shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares' net asset value or 95% of the shares' market value on the last business day immediately prior to the purchase date. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

NOTES

NOTES

Glossary of
TERMS USED in this REPORT

o AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

o AVERAGE EFFECTIVE MATURITY: The average of the number of years to maturity of the bonds in a Fund's portfolio, computed by weighting each bond's time to maturity (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions unless an escrow account has been established to redeem the bond before maturity. The market value weighting for an investment in an inverse floating rate security is the value of the portfolio's residual interest in the inverse floating rate trust, and does not include the value of the floating rate securities issued by the trust.

o INVERSE FLOATERS: Inverse floating rate securities are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond's par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an "inverse floater") to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond's downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond's value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

o LEVERAGE-ADJUSTED DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund's portfolio of bonds.

o MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

o NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

o TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

o ZERO COUPON BOND: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Other Useful INFORMATION


QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

Each Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the twelve-month period ended June 30, 2007, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 450 Fifth Street NW, Washington, D.C. 20549.

CEO CERTIFICATION DISCLOSURE

Each Fund's Chief Executive Officer has submitted to the New York Stock Exchange the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the Securities and Exchange Commission the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.


BOARD OF TRUSTEES
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Carole E. Stone

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust Company
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL

Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No common or preferred shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

Nuveen Investments:
-------------------

SERVING INVESTORS FOR GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility. Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.


We offer many different investing solutions for our clients' different needs.

Managing $164 billion in assets, as of December 31, 2007, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under six distinct brands: Nuveen, a leader in fixed-income investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; Symphony, a leading institutional manager of market-neutral alternative investment portfolios; Santa Barbara, a leader in growth equities; and Tradewinds, a leader in global equities.


Find out how we can help you reach your financial goals.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.


Learn more about Nuveen Funds at:     www.nuveen.com/etf

                                      Share prices
                                      Fund details
                                      Daily financial news
                                      Investor education
                                      Interactive planning tools

                                                                     ESA-A-0108D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Texas Quality Income Municipal Fund
            -----------------------------------------------------------

By (Signature and Title)* /s/ Kevin J. McCarthy
                         ----------------------------------------------
                          Kevin J. McCarthy
                          (Vice President and Secretary)

Date: April 9, 2008
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: April 9, 2008
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: April 9, 2008
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.